1997 SEMIANNUAL REPORT



IDS
High Yield
Tax-Exempt
Fund


(icon of) shield with basket of apples enclosed

The goal of IDS High Yield
Tax-Exempt Fund, Inc. is to
provide high yield generally
exempt from federal income taxes.



      Distributed by American Express Financial Advisors Inc. Member SIPC.

(icon of) shield with basket of apples enclosed

More yield,
less taxes

Most of the time, making money means paying taxes. But investors still can enjoy income that is generally free from federal income taxes by taking advantage of tax-exempt bonds. High Yield Tax-Exempt Fund, the largest national municipal bond fund, strives to provide the maximumamount of largely tax-free income by focusing on municipal bonds that pay above-average interest. To reduce the investment risk, the portfolio holds a large, widelydiversified group of bonds. The result can be a healthy after-tax return for investors in higher tax brackets.


Contents

From the president                           3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            15
Notes to financial statements (Portfolio)   18
Investments in securities                   22
Board members and officers                  50
IDS mutual funds                            51

 To our shareholders



      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.




      William R. Pearce
      (picture of) William Pearce
      William R. Pearce
      President of the Fund


      From the portfolio manager

      IDS High Yield
      Tax-Exempt Fund's healthy dividend made up for a decline in net asset value during the past six months, allowing the Fund to record a positive total return for the period. From December 1996 through May 1997, the first half of the Fund's fiscal year, the total return for Class A shares was 2.0%.

      The bond market struggled for much of the past six months. Although the inflation data had yet to prove threatening, better-than-expected economic growth caused many investors to think that an inflation run-up was imminent. The result was that interest rates, without prompting by the Federal Reserve Board, crept higher over the winter. Bonds, whose prices move in the opposite direction of interest rates, declined in the process. By the time the Fed actually got around to raising short-term interest rates in late March, most of the damage to the bond market had already been done. The period did end on an up note, though, as ongoing benign inflation reports sparked a bond rally during the final weeks.

      Positive developments

      Fortunately for this Fund, municipal bonds were somewhat less affected by the rising-rate trend than some other sectors of the market. Mitigating the effect were a good supply/demand situation (demand for municipal bonds was solid while the supply of bonds was relatively low), the positive influence of an agreement between Congress and the president to balance the federal budget, and the waning of talk about tax reform, especially the possibility of a flat tax.

      Also working in the Fund's favor was the employment of a neutral-to-defensive duration strategy. (Duration, a function of the average maturity of the Fund's investments, determines how sensitive the net asset value is to interest-rate changes. The longer the duration, the more the Fund gains or loses when rates change.)

      Consequently, when rates rose during the winter, the Fund fared a bit better than it would have with a longer duration.

      Ongoing volatility

      The portfolio was not changed significantly during the six months. As has been the case for some time, I kept the biggest portion of assets in investment-grade (high-quality) municipal bonds, and, to augment the dividend, about 20% in below-investment-grade issues (junk bonds).

      While I think the longer-term outlook for the bond market remains positive, I expect to see more of the volatility that has characterized the market in recent years. Therefore, I plan to stick with a somewhat defensive duration strategy, which should help buffer the Fund if, as I expect, interest rates experience periodic spikes in the months ahead.



      Kurt Larson
      (picture of) Kurt Larson
      Kurt Larson
      Portfolio manager

To our shareholders


Class A
 6-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1997            $4.52
Nov. 30, 1996           $4.56
Decrease                $0.04

Distributions
Dec. 1, 1996 - May 31, 1997

From income             $0.14
From capital gains      $  --
Total distributions     $0.14

Total return*           +2.0%**

Class B
 6-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1997            $4.52
Nov. 30, 1996           $4.56
Decrease                $0.04

Distributions
Dec. 1, 1996 - May 31, 1997

From income             $0.12
From capital gains      $  --
Total distributions     $0.12

Total return*           +1.7%**

Class Y
 6-month performance

(All figures per share)

Net asset value (NAV)

May 31, 1997            $4.52
Nov. 30, 1996           $4.56
Decrease                $0.04

Distributions
Dec. 1, 1996 - May 31, 1997

From income             $0.14
From capital gains      $  --
Total distributions     $0.14

Total return*           +2.1%**

      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Portfolio's ten largest holdings

                                        Percent                        Value
                    (of Portfolio's net assets)          (as of May 31, 1997)

 New York City Municipal Water Financial Authority
 Water & Sewer System Revenue Bonds Series A
 6.25% 2021                                .96%                  $56,807,025

 New Hampshire Industrial Development Authority
 Pollution Control Revenue Bonds
 State Public Service Series 1991B
 7.50% 2021                                .89                    52,758,739

 Eastern North Carolina Municipal Power Agency
 Power System Refunding Revenue Bonds Series 1991A
 5.75% 2019                                .88                    52,513,450

 Northern California Power Agency Geothermal #3
 Revenue Bonds
 5.00% 2009                                .80                    47,546,855

 Utah Intermountain Power Agency Power Supply
 Refunding Revenue Bonds Series 1996C
 5.70% 2017                                .78                    45,942,960

 Puerto Rico Electric Power Agency Revenue Bonds
 Series N-O
 6.00% 2010                                .77                    45,929,756

 Illinois Development Finance Authority Pollution Control Revenue Bonds Illinois Power Series 1986A-C A.M.T.
 7.625% 2016                               .74                    43,841,056

 Monroe County Michigan Pollution Control Revenue Bonds
 Detroit Edison A.M.T.
 7.75% 2019                                .73                    43,370,180

 Texas Alliance Airport Authority Special Facility Revenue Bonds American Airlines Series 1990 A.M.T.
 7.50% 2029                                .68                    40,050,912

 Dormitory Authority New York City University System
 Consolidated 2nd General Resource Revenue Bonds Series 1990C
 6.00% 2016                                .67                    39,462,632

Note: Certain of the Portfolio's investment income may be subject to the Alternative Minimum Tax (A.M.T.).


(icon of) pie chart

The ten holdings here make up 7.90% of the Portfolio's net assets



      Financial statements

      Statement of assets and liabilities
      IDS High Yield Tax-Exempt Fund, Inc.
      May 31, 1997

                                  Assets

                                                                                                   (Unaudited)
 Investment in Tax-Free High Yield Portfolio (Note 1)                                           $5,922,678,726
                                                                                                --------------
 Total assets                                                                                    5,922,678,726

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                         160
 Dividends payable to shareholders                                                                   1,829,807
 Accrued distribution fee                                                                                3,258
 Accrued service fee                                                                                    28,134
 Accrued transfer agency fee                                                                             6,989
 Accrued administrative services fee                                                                     4,841
 Other accrued expenses                                                                                220,366
                                                                                                       -------
 Total liabilities                                                                                   2,093,555
                                                                                                     ---------
 Net assets applicable to outstanding capital stock                                             $5,920,585,171
                                                                                                ==============

                                  Represented by

 Capital stock-- authorized 10,000,000,000 shares of $.01 par value                             $   13,109,979
 Additional paid-in capital                                                                      5,622,843,619
 Undistributed net investment income                                                                 1,095,205
 Accumulated net realized loss (Notes 1 and 4)                                                     (82,919,132)
 Unrealized appreciation                                                                           366,455,500
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                        $5,920,585,171
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $5,760,644,728
                                                          Class B                               $  159,928,962
                                                          Class Y                               $       11,481
 Net asset value per share of outstanding capital stock:  Class A shares   1,275,580,248        $         4.52
                                                          Class B shares      35,415,065        $         4.52
                                                          Class Y shares           2,540        $         4.52

See accompanying notes to financial statements.


      Statement of operations
      IDS High Yield Tax-Exempt Fund, Inc.
      Six months ended May 31, 1997


                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Interest                                                                                         $199,300,667
                                                                                                  ------------
 Expenses (Note 2):
 Expenses, including investment management services fee,
      allocated from Tax-Free High Yield Portfolio                                                  13,284,241
 Distribution fee -- Class B                                                                           551,985
 Transfer agency fee                                                                                 1,301,496
 Incremental transfer agency fee-- Class B                                                               3,452
 Service fee
      Class A                                                                                        4,982,732
      Class B                                                                                          128,000
      Class Y                                                                                              488
 Administrative services fees and expenses                                                             901,260
 Compensation of board members                                                                           9,981
 Compensation of officers                                                                                  800
 Postage                                                                                               202,619
 Registration fees                                                                                      50,608
 Reports to shareholders                                                                                38,653
 Audit fees                                                                                              5,750
 Other                                                                                                   6,427
                                                                                                         -----
 Total expenses                                                                                     21,468,492
       Earnings credits on cash balances (Note 2)                                                     (203,033)
                                                                                                      --------
 Total net expenses                                                                                 21,265,459
                                                                                                    ----------
 Investment income -- net                                                                          178,035,208
                                                                                                   -----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain on security transactions                                                         13,281,282
 Net realized loss on financial futures contracts                                                  (20,988,669)
                                                                                                   -----------
 Net realized loss on investments                                                                   (7,707,387)
 Net change in unrealized appreciation or depreciation                                             (53,270,510)
                                                                                                   -----------
 Net loss on investments                                                                           (60,977,897)
                                                                                                   -----------
 Net increase in net assets resulting from operations                                             $117,057,311
                                                                                                  ============

 See accompanying notes to financial statements.



      Financial statements
      Statements of changes in net assets
      IDS High Yield Tax Exempt Fund, Inc.

      Operations and distributions                                          May 31, 1997         Nov. 30, 1996

                                                                        Six months ended            Year ended
                                                                              (Unaudited)

 Investment income-- net                                                 $   178,035,208       $   371,842,086
 Net realized gain (loss) on investments                                      (7,707,387)           11,886,874
 Net change in unrealized appreciation or depreciation                       (53,270,510)         (145,844,561)
                                                                             -----------          ------------
 Net increase in net assets resulting from operations                        117,057,311           237,884,399
                                                                             -----------           -----------
 Distributions to shareholders from:
      Net investment income
            Class A                                                         (173,088,268)         (365,006,934)
            Class B                                                           (3,856,563)           (5,770,964)
            Class Y                                                              (86,708)           (1,079,080)
      Net realized gain
            Class A                                                              (91,379)                    --
            Class B                                                               (2,174)                    --
                                                                                  ------
 Total distributions                                                        (177,125,092)         (371,856,978)
                                                                            ------------          ------------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                397,338,599           855,424,526
      Class B shares                                                          34,714,790            83,366,808
      Class Y shares                                                           9,690,426           121,815,373
 Reinvestment of distributions at net asset value
      Class A shares                                                         119,489,286           251,992,769
      Class B shares                                                           3,145,933             4,761,379
      Class Y shares                                                                 348                   668
 Payments for redemptions
      Class A shares                                                        (698,131,974)       (1,290,646,498)
      Class B shares (Note 2)                                                (14,919,516)          (19,766,686)
      Class Y shares                                                         (30,282,338)         (125,565,667)
                                                                             -----------          ------------
 Decrease in net assets from capital share transactions                     (178,954,446)         (118,617,328)
                                                                            ------------          ------------
 Total decrease in net assets                                               (239,022,227)         (252,589,907)
 Net assets at beginning of period                                         6,159,607,398         6,412,197,305
                                                                           -------------         -------------
 Net assets at end of period
      (including undistributed net investment income
      of $1,095,205 and $91,536)                                          $5,920,585,171        $6,159,607,398
                                                                          ==============        ==============

See accompanying notes to financial statements.


      Notes to financial statements

      IDS High Yield Tax-Exempt Fund, Inc.
      (Unaudited as to May 31, 1997)

1

Summary of
significant
accounting policies

      The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Tax-Free High Yield Portfolio

      Effective May 13, 1996, the Fund began investing all of its assets in Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. The Portfolio invests primarily in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at May 31, 1997 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2

Expenses and
sales charges

      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

    o Class A $15.50
    o Class B $16.50
    o Class Y $15.50

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales  charges  received  by  American  Express  Financial   Advisors  for
      distributing Fund shares were $4,128,652 for Class A and $118,651 for Class B for the six months ended May 31, 1997.

      During the six months ended May 31, 1997, the Fund's transfer agency fees were reduced by $203,033 as a result of earnings credits from overnight cash balances.

3

Capital share
transactions

      Transactions in shares of capital stock for the periods indicated are as follows:


                                         Six months ended May 31, 1997
                                  Class A         Class B              Class Y

      Sold                     88,108,049        7,701,475            2,172,208

      Issued for reinvested    26,537,613          698,938                   77
        distributions

      Redeemed               (154,815,076)      (3,311,481)          (6,679,792)
                             ------------       ----------           ----------

      Net increase (decrease) (40,169,414)       5,088,932           (4,507,507)
                              ===========        =========           ==========


                                           Year ended Nov. 30, 1996
                                  Class A         Class B              Class Y

      Sold                    188,524,098       18,316,021           26,775,493

      Issued for reinvested    55,519,480        1,051,408                  148
        distributions

      Redeemed               (284,669,153)      (4,377,692)         (27,609,256)
                             ------------       ----------          -----------

      Net increase (decrease) (40,625,575)      14,989,737             (833,615)
                              ===========       ==========             ========

4

Capital loss
carryover

      For federal income tax purposes, the Fund has a capital loss carryover of $39,549,943 at Nov. 30, 1996 that will expire in 2002 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

5

Financial
highlights

The tables below show certain important financial information for evaluating the Fund's results.

                                Fiscal period ended Nov. 30,
                                Per share income and capital changesa
                                                                     Class A
                                1997b   1996   1995   1994   1993   1992    1991c  1990   1989   1988   1987
Net asset value,
beginning of period            $4.56   $4.66  $4.18  $4.76  $4.65  $4.55   $4.44  $4.57  $4.42  $4.34  $4.69

                             Income from investment operations:
Net investment income            .14     .27    .28    .30    .30    .31     .30    .34    .34    .34   .35

Net gains (losses)             (.04)   (.10)    .48  (.56)    .13    .12     .11  (.12)    .15    .08  (.34)
(both realized
and unrealized)

Total from investment            .10     .17    .76  (.26)    .43    .43     .41    .22    .49    .42   .01
operations

                             Less distributions:
Dividends from net             (.14)   (.27)  (.28)  (.30)  (.30)  (.32)   (.30)  (.34)  (.34)  (.34)  (.35)
investment income

Distributions from                --      --     --  (.02)  (.02)  (.01)      --  (.01)     --     --  (.01)
realized gains

Total distributions            (.14)   (.27)  (.28)  (.32)  (.32)  (.33)   (.30)  (.35)  (.34)  (.34)  (.36)

Net asset value,               $4.52   $4.56  $4.66  $4.18  $4.76  $4.65   $4.55  $4.44  $4.57  $4.42  $4.34
end of period

                             Ratios/supplemental data
                                                                     Class A
                               1997b    1996   1995   1994   1993   1992   1991c   1990   1989   1988   1987

Net assets, end of            $5,761  $6,001 $6,316 $5,769 $6,733 $6,036  $5,291 $4,750 $4,594 $4,070 $3,740
period (in millions)

Ratio of expenses to           .70%e    .70%   .68%   .59%   .61%   .62%   .60%e   .60%   .60%   .59%   .60%
average daily net assetsd

Ratio of net income to        6.02%e   6.02%  6.31%  6.50%  6.32%  6.86%  7.26%e  7.62%  7.50%  7.66%  7.80%
average daily net assets

Portfolio turnover rate           2%      9%    14%    17%    10%    12%     10%    22%     7%    13%    15%
(excluding short-term
securities) for the
underlying Portfolio

Total returnf                   2.0%    4.0%  18.6% (5.8%)   9.6%   9.7%  10.1%e   5.5%  11.7%  11.2% (1.8%)

aFor a share outstanding throughout the period.  Rounded to the nearest cent.
bSix months ended May 31, 1997 (Unaudited).
cThe Fund's fiscal year-end was changed from Dec. 31 to Nov. 30, effective 1991.
dEffective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
eAdjusted to an annual basis.
fTotal return does not reflect payment of a sales charge.


                             Fiscal period ended Nov. 30,

                             Per share income and capital changesa

                                              Class B                         Class Y
                                      1997b    1996     1995c         1997b    1996     1995c

Net asset value,                     $4.56    $4.66    $4.46         $4.56    $4.66    $4.46
beginning of period

                             Income from investment operations:
Net investment income                  .12      .24      .19           .14      .28      .22

Net gains (losses)                   (.04)    (.10)      .20         (.04)    (.10)      .20
(both realized
and unrealized)

Total from investment                  .08      .14      .39           .10      .18      .42
operations

                             Less distributions:
Dividends from net                   (.12)    (.24)    (.19)         (.14)    (.28)    (.22)
investment income

Net asset value,                     $4.52    $4.56    $4.66         $4.52    $4.56    $4.66
end of period

                             Ratios/supplemental data
                                              Class B                         Class Y
                                      1997b    1996     1995c         1997b    1996     1995c
Net assets, end of                    $160     $138      $71            $--     $21      $25
period (in millions)

Ratio of expenses to                 1.45e    1.46%   1.48%e         .54%e     .53%   .54%e
average daily net assetsd

Ratio of net income to              5.27%e    5.29%   5.36%e        6.02%e    6.15%  6.32%e
average daily net assets

Portfolio turnover rate                 2%       9%      14%            2%       9%      14%
(excluding short-term
securities) for the
underlying Portfolio

Total returnf                         1.7%     3.2%     8.9%          2.1%     4.2%     9.5%

aFor a share outstanding throughout the period.  Rounded to the nearest cent.
bSix months ended May 31, 1997 (Unaudited).
cInception date was March 20, 1995.
dEffective fiscal year 1996, expense ratio is based on total expenses, of the Fund before reduction of earnings credits on cash balances.
eAdjusted to an annual basis.
fTotal return does not reflect payment of a sales charge.



      Financial statements

      Statement of assets and liabilities
      Tax-Free High Yield Portfolio
      May 31, 1997

                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $5,431,353,895)                                                          $5,802,918,227
 Accrued interest receivable                                                                       116,968,522
 Receivable for investment securities sold                                                           6,138,420
                                                                                                     ---------
 Total assets                                                                                    5,926,025,169
                                                                                                 -------------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                                                   2,033,676
 Payable for investment securities purchased                                                           468,751
 Accrued investment management services fee                                                             70,865
 Other accrued expenses                                                                                106,704
                                                                                                       -------
 Total liabilities                                                                                   2,679,996
                                                                                                     ---------
 Net assets                                                                                     $5,923,345,173
                                                                                                ==============

See accompanying notes to financial statements.


      Financial statements

      Statement of operations
      Tax-Free High Yield Portfolio
      Six months ended May 31, 1997


                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Interest                                                                                         $199,325,502
 Expenses (Note 2):
 Investment management services fee                                                                 13,086,054
 Compensation of board members                                                                          21,750
 Compensation of officers                                                                                   27
 Custodian fees                                                                                        127,597
 Audit fees                                                                                             17,500
 Administrative services fees and expenses                                                              41,439
 Other                                                                                                  10,301
                                                                                                        ------
 Total expenses                                                                                     13,304,668
      Earnings credits on cash balances (Note 2)                                                       (19,006)
                                                                                                       -------
 Total net expenses                                                                                 13,285,662
                                                                                                    ----------
 Investment income -- net                                                                          186,039,840
                                                                                                   -----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain on security transactions (Note 3)                                                13,281,582
 Net realized loss on financial futures contracts                                                  (20,990,687)
                                                                                                   -----------
 Net realized loss on investments                                                                   (7,709,105)
 Net change in unrealized appreciation or depreciation                                             (53,274,950)
                                                                                                   -----------
 Net loss on investments                                                                           (60,984,055)
                                                                                                   -----------
 Net increase in net assets resulting from operations                                             $125,055,785
                                                                                                  ============


 See accompanying notes to financial statements.


      Statements of changes in net assets
      Tax-Free High Yield Portfolio


      Operations and distributions

                                                                           May 31, 1997    For the period from
                                                                       Six months ended           May 13, 1996*
                                                                            (Unaudited)       to Nov. 30, 1996

 Investment income-- net                                                 $  186,039,840         $  214,101,176
 Net realized gain (loss) on investments                                     (7,709,105)             2,001,114
 Net change in unrealized appreciation or depreciation                      (53,274,950)           142,421,758
                                                                            -----------            -----------
 Net increase in net assets resulting from operations                       125,055,785            358,524,048
 Net contributions (withdrawals)                                           (365,502,767)         5,805,168,107
                                                                           ------------          -------------
 Total increase (decrease) in net assets                                   (240,446,982)         6,163,692,155
 Net assets at beginning of period (Note 1)                               6,163,792,155                100,000
                                                                          -------------                -------
 Net assets at end of period                                             $5,923,345,173         $6,163,792,155
                                                                         ==============         ==============

*Commencement of operations

See accompanying notes to financial statements.


      Notes to financial statements

      Tax-Free High Yield Portfolio
      (Unaudited as to May 31, 1997)


  1

Summary of
significant
accounting policies

      Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Tax-Free High Yield Portfolio invests primarily in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $100,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

      Significant accounting polices followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Illiquid securities

      Investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at May 31, 1997 was $1,523,364 representing 0.03% of the net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

  2

Fees and
expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

      During the six months ended May 31, 1997, the Portfolio's custodian fees were reduced by $19,006 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

 3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $90,653,559 and $443,552,348, respectively, for the six months ended May 31, 1997. For the same period, the portfolio turnover rate was 2%. Realized gains and losses are determined on an identified cost basis.

  4

Interest rate
futures contracts

      At May 31, 1997, investments in securities included securities valued at $41,624,370 that were pledged as collateral to cover initial margin deposits on 1,500 sale contracts. The market value of the open sale contracts at May 31, 1997 was $175,500,000 with a net unrealized loss of $5,095,125. See Summary of significant accounting policies.


      Investments in securities                                                          (Percentages represent
                                                                                           value of investments
      Tax-Free High Yield Portfolio                                                     compared to net assets)
      May 31, 1997 (Unaudited)


Municipal bonds (94.6%)

Name of issuer and                                          Coupon    Maturity        Principal        Value(a)
title of issue (b,c,j)                                        rate        year           amount

 Alabama (0.5%)
 Baldwin County Eastern Shore Health Care Authority
    Hospital Revenue Bonds Thomas Hospital Series 1991        8.50 %      2016      $ 4,765,000     $ 5,471,268
 Camden Industrial Development Board Solid Waste Disposal
    Revenue Bonds MacMillan Bloedel Series 1991A A.M.T.       7.75        2019        8,500,000       9,139,880
 Marengo County Limited Obligation Capital Outlay
    Warrants Series 1988                                      8.50        2018        3,000,000       3,236,310
 Mobile Industrial Development Board Solid Waste
    Refunding Revenue Bonds Mobile Energy Services            6.95        2020       11,250,000      11,972,475
 Mobile Medical Clinic Board Psychiatric Revenue Bonds
    Charter Medical                                          11.50        2008        2,740,000       2,765,811
 Total                                                                                               32,585,744

 Alaska (0.2%)
 North Slope Borough General Obligation Bonds Series 1984B
 Zero Coupon (CGIC Insured)                                   7.05        2004        7,000,000(f)    4,882,850
 North Slope Borough General Obligation Bonds Series 1984B
 Zero Coupon (CGIC Insured)                                   7.15        2005        7,000,000(f)    4,611,670
 Total                                                                                                9,494,520

 Arizona (0.9%)
 Chandler Industrial Development Authority
    Beverly Enterprises Series 1994                           7.625       2008        2,830,000       2,930,748
 Maricopa County Hospital System Revenue Bonds
    Samaritan Health Services Series 1981                    12.00        2008        4,390,000       4,590,162
 Maricopa County Industrial Development Authority
    Multi-family Housing Revenue Bonds Series B               7.375       2026        2,335,000       2,341,421
 Maricopa County Industrial Development Authority
    Senior Living Facilities Revenue Bonds Series 1997A       7.875       2027       15,000,000      15,049,050
 Maricopa County Pollution Control Refunding Revenue Bonds
    Palo Verde Public Service                                 6.375       2023        3,500,000       3,538,535
 Phoenix Civic Improvement Waste Water System
    Lease Refunding Revenue Bonds                             5.00        2018        5,000,000       4,567,700
 Phoenix Industrial Development Authority
    Refunding Revenue Bonds Christian Care Apartments         6.50        2026        9,525,000       9,665,589
 Pima County Industrial Development Authority
    Revenue Bonds LaPosada Park Centre Series 1996A           7.00        2027        5,750,000       5,810,030
 Scottsdale Industrial Development Authority
    Beverly Enterprises Series 1994                           7.625       2008        3,110,000       3,220,716
 Total                                                                                               51,713,951

 Arkansas (0.1%)
 Pope County Solid Waste Disposal Revenue Bonds
    Arkansas Power & Light Series 1991 A.M.T.                 8.00        2021        3,250,000       3,539,478

 California (7.2%)
 ABAG Financial Authority for Nonprofit Corporations
    International Schools Certificate of Participation
    Series 1996                                               7.375       2026        8,000,000       7,650,640
 Community Development Authority Health Facilities
    Unihealth America Certificate of Participation
    Series 1993 Inverse Floater (AMBAC Insured)               7.11        2011       22,400,000(d)   23,324,000
 East Bay Municipal Utility District Water Revenue Bonds
    Series 1993 Inverse Floater (MBIA Insured)                6.47        2008       15,500,000(d)   15,190,000
 Foothill Eastern Transportation Corridor Agency
    Toll Road Revenue Bonds Series 1995A                      5.00        2035       41,070,000      34,645,831
 Fresno Health Facility Refunding Revenue Bonds
    Holy Cross Health System (MBIA Insured)                   5.625       2013        3,000,000       3,013,050
 Irwindale Redevelopment Agency Subordinate Lein
    Tax Allocation Bonds                                      7.05        2026        5,750,000       6,104,775
 Los Angeles County Certificate of Participation              6.71        2015       20,000,000      20,594,200
 Los Angeles International Airport Regional Airports
    Improvement Corporation Refunding Revenue Bonds
    Delta Airlines                                            6.35        2025       13,000,000      13,356,720
 Los Angeles International Airport Regional Airports
    Improvement Corporation Refunding Revenue Bonds
    United Airlines Series 1984                               8.80        2021       11,650,000      13,034,719
 Los Angeles Water & Power Electric Plant
    Refunding Revenue Bonds Series 1992                       6.375       2020       10,000,000      10,497,600
 Modesto Santa Clara Redding Public Power Bonds
    San Juan Series C (AMBAC Insured)                         5.50        2021        4,500,000       4,342,680
 Northern California Power Agency Geothermal #3
    Revenue Bonds                                             5.00        2009       49,635,000      47,546,855
 Novato Community Facility District #1 Vintage Oaks
    Public Improvement Special Tax Refunding Bonds            7.25        2021        5,000,000       5,265,950
 Oceanside Certificate of Participation Refunding Bonds
    Oceanside Civic Center (MBIA Insured)                     5.25        2019        7,000,000       6,563,970
 Orange County Special Tax Community Facilities Bonds
    Aliso Veijo District 88-1 Series 1992A                    7.35        2018        6,000,000       6,874,680
 Pleasanton Joint Powers Financing Authority Reassessment
    Revenue Bonds Series 1993A                                6.15        2012        4,680,000       4,832,194
 Regional Airports Improvement Facilities Sublease
    Revenue Bonds Continental Airlines Los Angeles
    International Airport Series 1988 A.M.T.                  9.00     2008-17       12,400,000      13,063,220
 Sacramento Cogeneration Authority Revenue Bonds
    Proctor & Gamble Series 1995                              6.50     2014-21       11,800,000      12,270,108
 Sacramento Municipal Utility District Electric
    Refunding Revenue Bonds Series 1993D
    Inverse Floater (FSA Insured)                             6.37        2005       15,800,000(d)   16,570,250
 Sacramento Municipal Utility District Electric
    Refunding Revenue Bonds Series 1993D
    Inverse Floater (FSA Insured)                             6.57        2006       16,400,000(d)   17,199,500
 Sacramento Municipal Utility District Electric
    Refunding Revenue Bonds Series 1993D
    Inverse Floater (MBIA Insured)                            7.02        2015       15,000,000(d)   14,475,000
 Sacramento Power Authority Cogeneration Revenue Bonds
    Campbell Soup Series 1995                                 6.00        2022       25,000,000      25,159,250
 San Joaquin Hills Orange County Transportation
    Corridor Agency Senior Lien Toll Road Revenue Bonds       6.75        2032       14,785,000      15,552,933
 San Jose Redevelopment Agency Merged Area Tax
    Allocation Bonds Series 1993 Inverse Floater
    (MBIA Insured)                                            6.97        2014       33,600,000(d)   31,752,000
 San Marcos Public Facility Authority
    Refunding Revenue Bonds
    Civic Center Public Improvement Series A                  6.20        2022       12,300,000      12,374,169
 Sierra Unified School District Fresno County
    Certificate of Participation Capital Financing
    Refunding Bonds Series 1993                               6.125       2018        6,470,000       6,427,945
 Southern California Public Power Authority
    Power Revenue Bonds Palo Verde
    Series 1993 Inverse Floater (FGIC Insured)                6.72        2017       20,000,000(d)   17,800,000
 South Tahoe Joint Power Financing Authority
    Refunding Revenue Bonds South Tahoe Area #1
    Series 1995B                                              6.00        2028        9,900,000       9,775,062
 Ukiah Unified School District Mendocino County
    Certificate of Participation Series 1993                  6.00        2010        5,000,000       5,058,000
 University of California Refunding Revenue Bonds
    Multiple Purpose Project (AMBAC Insured)                  5.25        2016        6,000,000       5,679,600
 Total                                                                                              425,994,901

 Colorado (6.4%)
 Arapahoe County Capital Improvement Trust Fund
    E-470 Highway Revenue Bonds                               7.00        2026       22,000,000      23,591,920
 Arapahoe County Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger                                8.00        2009        4,000,000       4,476,000
 Aurora Centretech Metropolitan District
    Arapahoe County Series 1987B                              6.00        2023        5,699,785       4,237,163
 Bowles Metropolitan District General Obligation Bonds
    Series 1995                                               7.75        2015       16,000,000      16,489,280
 Briargate Public Building Authority
    Landowner Assessment Lien Bonds Series 1985A             10.25        2000        5,000,000(e)    4,250,000
 Castle Rock Ranch Public Facility Improvement
    Revenue Bonds Series 1996                                 6.25        2017       10,000,000      10,723,100
 Colorado Health Facility Authority Hospital Improvement
    Refunding Revenue Bonds
    Parkview Episcopal Medical Center Series 1995             6.125       2025        7,000,000       6,941,550
 Colorado Health Facility Authority Revenue Bonds
    Escrowed to Maturity Liberty Heights Zero Coupon          7.50        2022       81,465,000(f)   14,321,547
 Colorado Springs Hospital Revenue Bonds
    Memorial Hospital Series 1990                             7.875       2010        5,000,000       5,532,850
 Colorado Springs Stetson Hills Public Building Authority
    Landowner Assessment Lien Bonds Series 1988A              9.75        2008        2,869,110(e)       86,073
 Colorado Springs Utilities System Refunding Revenue Bonds
    Series 1991C                                              6.50        2015       24,895,000      26,748,931
 Colorado Springs Utilities System Refunding Revenue Bonds
    Series 1991C                                              6.75        2021       30,000,000      32,916,985
 Colorado Springs Utilities System
    Pre-Refunded Revenue Bonds Series 1991C                   6.50        2015        1,505,000       1,645,537
 Denver City & County Airport Systems Revenue Bonds
    Series 1991A A.M.T.                                       8.75        2023       10,000,000(h)   11,681,600
 Denver City & County Airport Systems Revenue Bonds
    Series 1991D A.M.T.                                       7.75        2021        8,650,000       9,549,427
 Denver City & County Airport Systems Revenue Bonds
    Series 1992A                                              7.25        2025       20,975,000      23,914,227
 Denver City & County Airport Systems Revenue Bonds
    Series 1992B A.M.T.                                       7.25        2023       20,500,000      22,153,120
 Denver City & County Airport Systems Revenue Bonds
    Series 1994A                                              7.50        2012        5,000,000       5,760,300
 Denver City & County Airport Systems Revenue Bonds
    Series 1994A A.M.T.                                       7.50        2023       19,340,000      21,472,622
 Denver City & County GVR Metropolitan District
    General Obligation Refunding Bonds Series 1991            8.00        2006        1,385,000       1,699,797
 Denver City & County GVR Metropolitan District
    General Obligation Refunding Bonds Series 1995B          11.00        2006          730,000         708,319
 Denver Special Facility Airport Revenue Bonds
    United Air Lines Series A A.M.T.                          6.875       2032       25,400,000      26,593,292
 Denver Urban Renewal Authority Tax Increment
    Revenue Bonds Downtown Denver Redevelopment
    Adams Mark Hotel Series 1989 A.M.T.                       8.00     2015-17       20,000,000      20,146,000
 Denver Urban Renewal Authority Tax Increment
    Revenue Bonds South Broadway Montgomery Ward
    Urban Renewal Series 1992                                 8.50        2016       14,015,000      15,029,406
 Denver West Metropolitan District
    General Obligation Bonds Series 1996                      6.50        2016        2,560,000       2,614,681
 Denver West Metropolitan District General Obligation
    Refunding Improvement Bonds Series 1995                   7.00        2014        4,230,000       4,510,914
 Hotchkiss Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger                                8.00        2009        1,500,000       1,690,965
 Housing Finance Authority Single Family Program
 Senior Bonds Series 1991B (FGIC Insured)                     7.25        2011        2,680,000       2,821,745
 Housing Finance Authority Single Family Program
 Senior Bonds Series 1991B (FGIC Insured)                     7.30        2018        2,430,000       2,541,707
 Lowry Economic Redevelopment Authority
    Revenue Bonds Series 1996                                 7.50        2010       19,000,000      18,945,850
 Northern Colorado Water District Revenue Bonds Series D      6.00        2015        4,000,000(h)    4,006,360
 Saddle Rock Metropolitan District Limited Tax
    General Obligation Bonds Series 1997                      7.63        2016        5,720,000       5,742,480
 Superior Metropolitan District #2 Limited Tax
    General Obligation Refunding Bonds
    MDC Holdings Series 1994B                                 7.50        1998        2,500,000       2,570,525
 Superior Metropolitan District #2 Limited Tax
    General Obligation Refunding Bonds
    MDC Holdings Series 1994B                                 8.25        2013        2,580,000       2,813,309
 Superior Metropolitan District #2 Limited Tax
    General Obligation Refunding Bonds
    MDC Holdings Series 1994B                                 8.50        2013       12,000,000      13,147,560
 Thornton Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger                                8.00        2009        4,500,000       4,500,000
 Westminster Industrial Development Revenue Bonds
    Dillion Real Estate-Kroger                                8.00        2009        3,500,000       3,916,500
 Total                                                                                              380,491,642

 District of Columbia (0.6%)
 General Obligation Refunding Bonds Series 1994A
    (MBIA Insured)                                            6.00        2010       27,875,000      28,874,319
 General Obligation Refunding Bonds Series 1994A
    (MBIA Insured)                                            6.10        2011        7,580,000       7,855,988
 Housing Finance Agency Multiple Family Mortgage
    Revenue Bonds Temple Courts Section 8
    Series 1985 (FHA Insured)                                12.00        2022        1,315,000       1,555,921
 Total                                                                                               38,286,228

 Florida (3.8%)
 Arbor Greene Community Development District
    Special Assesment Revenue Bonds Series 1996               7.60        2018        5,000,000       5,047,650
 Broward County Airport System Revenue Bonds
    Series 1989B A.M.T.                                       7.625       2013       15,000,000      15,939,300
 Charlotte County Development Authority 1st Mortgage
    Refunding Revenue Bonds
    Royal Palm Retirement Centre Series 1991                  9.50        2014        4,050,000       4,305,514
 Crossings at Fleming Island Community Development District
    Special Assessment Bonds Series 1995                      8.25        2016       10,200,000      10,884,012
 Crossings at Fleming Island Community Development
    District Utility Revenue Bonds Series 1994                7.375       2019       13,800,000      14,014,038
 Department of Transportation Turnpike Revenue Bonds
    Series 1991A (AMBAC Insured)                              6.25        2020       20,000,000      20,614,800
 Gateway Centre Development District Pinellas County
    Special Assessment Revenue Bonds Series 1988              9.125       2009        1,640,000       1,737,678
 Hillsborough County Utility Refunding Revenue Bonds
    Series 1991A                                              7.00        2014       24,000,000      25,967,773
 Hillsborough County Utility Refunding Revenue Bonds
    Series 1991A (MBIA Insured)                               6.50        2016       24,760,000      26,718,268
 Jacksonville Electric Authority St. John's River Power
    Park System Revenue Bonds Series 1989                     6.00        2015       10,300,000      10,424,012
 Jacksonville Health Facilities Authority Hospital
    Refunding Revenue Bonds Riverside Hospital
    Series 1989                                               7.625       2013        1,600,000       1,742,512
 Lakewood Ranch Community Development District #1
    Special Assessment Bonds Series 1994                      8.25        2014        6,125,000       6,434,251
 Lee County Industrial Development Authority
    Industrial Development Revenue Bonds Gulf Utility
    Series 1988A A.M.T.                                       9.625       2018        5,545,000       6,026,861
 Lee County Industrial Development Authority
    Industrial Development Revenue Bonds Gulf Utility
    Series 1988B A.M.T.                                       9.50        2020        3,945,000       4,281,509
 Miami Health Facility Authorization Revenue Bonds
    Inverse Floater (AMBAC Insured)                           5.97        2015        3,500,000(d)    3,045,000
 Palm Beach County Health Facilities Authority Hospital
    Revenue Bonds Good Samaritan Health Series 1993           6.30        2022        4,250,000       4,397,007
 Polk County Industrial Development Authority 1st Mortgage
    Refunding Revenue Bonds Spring Haven II                   8.75        2014        6,270,000       6,708,336
 Port Everglades Port Authority Revenue Bonds Junior Lien     5.00        2016       18,635,000      17,305,579
 Riverwood Community Development District Charlotte County
    Special Assessment Revenue Bonds Series 1992A-B           8.50        2012        5,945,000       6,325,361
 Sumter County Village Community Development District #1
    Capital Improvement Revenue Bonds Series 1992             8.40        2012        1,690,000       1,776,545
 Sunrise Utility System Refunding & Improvement
    Revenue Bonds                                            10.75        2018        5,000,000       5,940,350
 Village Center Community Development District #2
    Lake County Recreational Revenue Bonds
    Anticipation Notes Series 1996                            6.50        2000        6,365,000       6,380,913
 Village Community Development District #2
    Special Assessment District Revenue Bonds Series 1996     7.625       2017        6,055,000       6,183,003
 Volusia County Industrial Development Authority
    1st Mortgage Refunding Revenue Bonds Series 1996          7.625       2026       10,925,000      10,997,542
 Total                                                                                              223,197,814

 Georgia (1.8%)
 Atlanta Special Purpose Facility Revenue Bonds
    Delta Air Lines Series 1989B A.M.T.                       6.25        2019        8,685,000       8,710,794
 Atlanta Special Purpose Facility Revenue Bonds
    Delta Air Lines Series 1989B A.M.T.                       7.90        2018       13,500,000      14,513,310
 Colquitt County Development Authority Revenue Bonds
    Escrowed to Maturity Zero Coupon                          6.87        2021       46,350,000(f)    9,198,621
 Effingham County Pollution Control Revenue Bonds
    Fort Howard Series 1988                                   7.90        2005       19,850,000      20,686,876
 Fulco Hospital Authority Revenue Anticipation Certificate
    Georgia Baptist Health Care Systems Series 1992A          6.375       2022       20,300,000      20,657,686
 Municipal Electric Authority Power Refunding Bonds
    Series 1989R                                              6.00        2014        9,130,000       9,160,859
 Municipal Electric Authority Power Revenue Bonds
    Series L                                                  5.00        2020        1,150,000       1,038,945
 Rockdale County Development Authority Solid Waste
    Disposal Revenue Bonds Visy Paper Series 1993 A.M.T.      7.50        2026       10,000,000      10,386,300
 Savannah Georgia Economic Development Authority
    Revenue Bonds Escrowed to Maturity Zero Coupon            6.87        2021       64,220,000(f)   12,745,101
 Total                                                                                              107,098,492

 Hawaii (0.3%)
 City & County of Honolulu Refunding & Improvement
    General Obligation Bonds Series 1993B Inverse Floater     6.42        2006       10,000,000(d)   10,300,000
 City & County of Honolulu Refunding & Improvement
    General Obligation Bonds Series 1993B Inverse Floater     6.72        2008       10,000,000(d)   10,362,500
 Total                                                                                               20,662,500

 Illinois (8.5%)
 Bradley Kankakee County Tax Increment
    Refunding Revenue Bonds Series 1993                       8.40        2012        5,800,000       6,381,392
 Broadview Cook County Senior Lien Tax Increment
    Revenue Bonds Series 1993                                 8.25        2013       12,000,000      13,133,760
 Chicago General Obligation Refunding Bonds
    Series 1995A (AMBAC Insured)                              5.50        2018       20,000,000      19,612,800
 Chicago General Obligation Bonds Series 1991
    (AMBAC Insured)                                           6.00        2016        6,170,000       6,270,077
 Chicago General Obligation Bonds Series 1994A
    (AMBAC Insured)                                           5.875       2022       17,850,000      17,892,305
 Chicago O'Hare International Airport General Airport
    Revenue Bonds Series 1990A A.M.T.                         6.00        2018       29,000,000      29,101,790
 Chicago O'Hare International Airport General Airport
    Revenue Bonds Series 1990A A.M.T.                         7.50        2016       21,000,000      22,664,460
 Chicago O'Hare International Airport General Airport
    Refunding Revenue Bonds Series 1993A                      5.00        2016       14,450,000      13,267,990
 Chicago O'Hare International Airport
    Special Revenue Facility Bonds Delta Airlines
    Series 1992                                               6.45        2018       10,000,000      10,183,200
 Chicago O'Hare International Airport
    Special Revenue Facility Bonds United Airlines
    Series C                                                  8.20        2018       22,780,000      24,517,431
 Chicago O'Hare International Airport Terminal
    Special Revenue Bonds A.M.T.                              7.50        2017       32,250,000      34,683,585
 Chicago O'Hare International Airport Terminal
    Special Revenue Bonds (FGIC Insured) A.M.T.               7.875       2025       17,750,000      19,191,300
 Chicago Ridge Special Service Area #1 Unlimited Ad Valorem
    Tax Bonds Series 1990                                     9.00        2008        2,700,000       2,898,153
 Chicago Wastewater Transmission Revenue Bonds
    Series 1994  (MBIA Insured)                               6.375       2024       22,500,000      23,693,400
 Cook County Bedford Park Senior Lien Tax Increment
    Revenue Bonds Mark IV Series 1992                         9.75        2012        1,740,000       2,118,537
 Cook County Bedford Park Senior Lien Tax Increment
    Revenue Bonds                                             7.00        2006        1,175,000       1,183,930
 Cook County Bedford Park Senior Lien Tax Increment
    Revenue Bonds                                             7.375       2012        1,700,000       1,717,867
 Development Finance Authority Lifecare Revenue Bonds
    Presbyterian Homes Series 1996B                           6.40        2031        6,700,000       6,971,886
 Development Finance Authority Pollution Control
    Refunding Revenue Bonds Central Illinois Public Service
    Series 1993B-2                                            5.90        2028        2,500,000       2,515,025
 Development Finance Authority Pollution Control
    Refunding Revenue Bonds Commonwealth Edison
    Series 1994                                               5.70        2009        2,000,000       2,063,380
 Development Finance Authority Pollution Control
    Refunding Revenue Bonds Commonwealth Edison
    Series 1994                                               5.85        2014        4,500,000       4,582,215
 Development Finance Authority Pollution Control
    Refunding Revenue Bonds Illinois Power Series 1991A       7.375       2021       19,250,000      21,501,287
 Development Finance Authority Pollution Control
    Revenue Bonds Illinois Power Series 1986A-C A.M.T.        7.625       2016       42,560,000      43,841,056
 Development Finance Authority Retirement Housing
    Revenue Bonds Escrowed to Maturity Zero Coupon            7.75        2020       68,000,000(f)   13,814,880
 Development Finance Authority Solid Waste Disposal Facility
    Revenue Bonds Ford Heights Waste Tire to Energy
    Series 1994 A.M.T.                                        7.875       2011       32,000,000(e)   11,200,000
 DuPage County Tax Increment Revenue Bonds
    Series 1997                                               7.875       2017        4,690,000       4,791,304
 Educational Facilities Authority Refunding Revenue Bonds
    Loyola University of Chicago Series 1993 Inverse Floater
    (FGIC Insured)                                            7.72        2012       11,000,000(d)   11,013,750
 Educational Facilities Authority Refunding Revenue Bonds
    Lewis University Series 1996                              6.125       2026        8,780,000       8,782,634
 Granite City Madison County Hospital
    Refunding Revenue Bonds St. Elizabeth Medical Center
    Series 1989A                                              8.125       2008        3,315,000       3,478,264
 Hanover Park Cook & DuPage Counties 1st Mortgage
    Revenue Bonds Windsor Park Manor Series 1989              9.50        2014        7,000,000       7,471,380
 Health Facilities Authority Refunding Revenue Bonds
    Edwards Hospital Series 1993A                             6.00        2019        6,350,000       6,341,681
 Health Facilities Authority Refunding Revenue Bonds
    Morris Hospital                                           6.125       2023        3,005,000       2,933,120
 Health Facilities Authority Refunding Revenue Bonds
    Masonic Medical Center Series 1993                        5.50        2019        2,000,000       1,889,400
 Health Facilities Authority Refunding Revenue Bonds
    Peoria Methodist Medical Center Series 1985A              8.00        2014        4,000,000       4,008,200
 Health Facilities Authority Refunding Revenue Bonds
    University of Chicago Series 1993 Inverse Floater
    (MBIA Insured)                                            7.22        2014       10,000,000(d)    9,900,000
 Health Facilities Authority Revenue Bonds
    Sarah Bush Lincoln Health Center
    Series 1996B                                              5.75        2022        2,915,000       2,799,683
 Health Facility Authority Revenue Bonds
    Delnore Community Hospital Series 1989                    8.00        2019        7,000,000       7,608,720
 Health Facility Authority Revenue Bonds
    Sarah Bush Lincoln Health Center Series 1992              7.25     2012-22        4,000,000       4,517,520
 Health Facility Authority Revenue Bonds
    South Suburban Hospital Series 1992                       7.00     2009-18        9,000,000      10,117,810
 Hodgkins General Obligation Tax Increment Bonds
    Series 1991                                               9.50        2009       12,600,000      15,158,049
 Hodgkins General Tax Increment Bonds
    Series 1995A                                              7.625       2013        9,000,000       9,359,100
 Lansing Tax Increment Refunding Revenue Bonds
    Landings Redevelopment Area Limited Sales Tax Pledge
    Series 1992                                               7.00        2008       10,000,000      10,991,800
 Marion General Obligation Hospital Alternate
    Revenue Source Bonds Series 1991                          7.50        2016        3,800,000       4,127,294
 Metropolitan Fair & Exposition Authority
    Dedicated State Tax Revenue Bonds                         6.00        2014        5,585,000       5,585,894
 Metropolitan Pier & Exposition Authority
    Dedicated State Tax Refunding Revenue Bonds
    McCormick Place Zero Coupon (FGIC Insured)                6.37        2019        6,000,000(f)    1,676,220
 Metropolitan Pier & Exposition Authority
    Dedicated State Tax Refunding Revenue Bonds
    McCormick Place Zero Coupon (MBIA Insured)                6.61        2017       11,210,000(f)    3,515,904
 Metropolitan Pier & Exposition Authority
    Sales Tax & Miscellaneous Tax Revenue
    Capital Appreciation Refunding Bonds
    Series 1996A Zero Coupon                                  6.05        2022       16,225,000(f)    3,645,433
 Northwest Suburban Water Supply Joint
    Action Water Agency (MBIA Insured)                        5.75        2012        2,000,000       2,000,220
 Regional Transportation Authority General Obligation Bonds
    Counties of Cook, Dupage, Kane, Lake, McHenry & Will
    Series 1992A (AMBAC Insured)                              6.125       2022        7,200,000       7,309,728
 Tinley Park Cook & Will Counties Limited Sales Tax
    Revenue Bonds Series 1988                                10.25        1999          895,000(e)      340,100
 Tinley Park Cook & Will Counties Unlimited Ad Valorem
    Tax Bonds of Special Service                             10.65        2007        1,275,000       1,134,750
 Total                                                                                              505,499,664

 Indiana (2.0%)
 Brazil 1st Mortgage Revenue Bonds Hoosier Care II
    Series 1990                                              10.375       2020        4,165,000       4,498,367
 Carmel Retirement Rental Housing Refunding Revenue Bonds
    Beverly Enterprises Series 1992                           8.75        2008        7,000,000       7,866,600
 Development Finance Authority Environmental Improvement
    Refunding Revenue Bonds USX Corporation Series 1996       6.25        2030        2,000,000       2,027,380
 East Chicago Elementary School Building Lake County
    First Mortgage Refunding Bonds Series 1996                6.25        2016        8,000,000       8,267,200
 Hanover 1st Mortgage Revenue Bonds Hoosier Care II
    Series 1990                                              10.375       2020        6,815,000       7,360,472
 Health Facility Authority Hospital Revenue Bonds
    Community Hospital of Anderson Series 1993                6.00        2023       10,000,000       9,973,400
 Health Facility Authority Hospital Revenue Bonds
    Union Hospital (MBIA Insured) Series 1993                 5.125       2018       10,000,000       9,135,000
 Health Facility Finance Authority Hospital Revenue Bonds
    Hancock Memorial Series 1996                              6.125       2017        2,295,000       2,313,819
 Kokomo Hospital Authority Hospital Refunding Revenue Bonds
    St. Joseph's Hospital Series 1988A                        8.75        2013        5,000,000       5,367,300
 La Porte County Hospital Authority Hospital
    Refunding Revenue Bonds La Porte Hospital Series 1993     6.00        2023        2,990,000       2,898,297
 La Porte County Hospital Authority Hospital
    Refunding Revenue Bonds La Porte Hospital Series 1993     6.25        2012        5,070,000       5,106,808
 Lawrenceburg Pollution Control Refunding Revenue Bonds
    Revenue Bonds Methodist Hospital Series 1989              6.50     2008-13       19,670,000      21,081,993
 Municipal Power Agency Power Supply System
    Refunding Revenue Bonds                                   5.75        2018        6,470,000       6,415,717
 Rockport Pollution Control Refunding Revenue Bonds
    Indiana Michigan Electric Series B                        7.60        2016        5,500,000       5,918,990
 St. Joseph County Hospital Facility Revenue Bonds
    Memorial Hospital of South Bend                           9.40        2010        1,930,000       2,415,665
 Vincennes Economic Development
    Revenue Bonds Southwest Indiana
    Regional Youth Village Facility Series 1993               8.50        2024       16,575,000      17,234,022
 Total                                                                                              117,881,030

 Iowa (0.8%)
 Iowa City Refunding Revenue Bonds Mercy Hospital
    Series 1986                                               6.00        2012        6,300,000       6,318,585
 Keokuk Hospital Facilities Refunding Revenue Bonds
    Keokuk Area Hospital Series 1991                          7.625       2021        5,350,000       5,739,480
 Muscatine Electric Refunding Revenue Bonds Series 1986       5.00     2007-08        7,350,000       7,159,669
 Muscatine Electric Refunding Revenue Bonds Series 1986       6.00     2005-06       22,175,000      22,194,958
 Sioux City Hospital Facility Revenue Bonds
    St. Luke Regional Medical Center                         10.875       2013        3,595,000       3,657,769
 Total                                                                                               45,070,461

 Kentucky (1.3%)
 Development Finance Authority Hospital Facility
    Revenue Bonds St. Luke Hospital Series 1989B              6.00        2019       22,695,000      22,769,894
 Development Finance Authority Medical Center
    Refunding Revenue Improvement Bonds Ashland Hospital
    Series 1987                                               9.75        2011        4,000,000       4,221,842
 Louisville Airport Lease Revenue Bonds Series 1989A A.M.T.   7.875       2019        4,000,000       4,317,680
 Louisville & Jefferson County Riverport Authority Mortgage
    Revenue Bonds Series 1986 A.M.T.                          7.875       2016        7,185,000       7,445,313
 McCracken County Revenue Bonds Lourdes Hospital              6.00        2012        8,300,000       8,308,549
 Muhlenberg County Hospital Refunding Revenue Bonds
    Muhlenberg Community Hospital Series 1988                 9.50        2010        4,070,000       4,396,902
 Muhlenberg County Hospital Refunding Revenue Bonds
    Muhlenberg Community Hospital Series 1996                 6.75        2010        9,565,000       9,680,354
 Turnpike Authority Economic Road Development
    Refunding Revenue Bonds Series 1993 Inverse Floater
    (AMBAC Insured)                                           6.94        2012       15,000,000(d)   14,868,750
 Total                                                                                               76,009,284

 Louisiana (3.2%)
 Calcasieu Parish Industrial Development Pollution Control
    Refunding Revenue Bonds Gulf State Utilities Series 1992  6.75        2012       10,500,000      10,746,750
 Energy & Power Authority Refunding Revenue Bonds
    Rodemacher Unit #2 Series 1991 (FGIC Insured)             6.00        2013       28,000,000      28,421,120
 Hodge Village Combined Utility System Revenue Bonds
    Stone Container Series 1990 A.M.T.                        9.00        2010       23,000,000      24,512,940
 New Orleans Audubon Park Commission Aquarium
    Revenue Bonds Series 1992A                                8.00        2012        7,100,000       7,766,051
 Public Facilities Authority Revenue Bonds
    Glen Retirement Systems Series 1995                       6.50        2015        1,000,000       1,006,650
 Public Facilities Authority Revenue Bonds
    Glen Retirement Systems Series 1995                       6.70        2025        1,500,000       1,524,510
 Public Facilities Authority Revenue Bonds
    Windsor Multi-Family Housing Foundation Series 1996A      6.25        2026        9,570,000       8,875,792
 St. Charles Parish Pollution Control Revenue Bonds
    Louisiana Power & Light Series 1984                       8.25        2014       28,600,000      31,011,266
 St. Charles Parish Pollution Control Revenue Bonds
    Louisiana Power & Light Series 1991 A.M.T.                7.50        2021       20,700,000      22,482,270
 St. Charles Parish Pollution Control Revenue Bonds
    Louisiana Power & Light 2nd Series 1984                   8.00        2014       29,155,000      31,824,140
 Southern Louisiana Port Commission Terminal
    Refunding Revenue Bonds Gatx Terminal Series 1993         7.00        2023       13,180,000      13,823,711
 West Feliciana Parish Demand Pollution Control
    Revenue Bonds Gulf State Utilities Series 1985B           9.00        2015        6,000,000       6,638,580
 Total                                                                                              188,633,780

 Maine (0.1%)
 Health & Higher Educational Facilities Authority
    Revenue Bonds St. Mary's Hospital Series 1989             8.625       2022        3,500,000       3,850,805

 Maryland (0.6%)
 Frederick County Economic Refunding Revenue Bonds
    Alumax Series 1992                                        7.25        2017        9,880,000      10,385,263
 Harford County Industrial Development Revenue Bonds
    Dorsey                                                    8.00        2005          516,000         517,636
 Prince George's County Hospital Revenue Bonds
    Dimensions Health Series 1992                             7.00        2022        7,000,000       7,851,340
 Prince George's County Hospital Revenue Bonds
    Dimensions Health Series 1992                             7.25        2017       11,400,000      12,914,262
 State Transportation Authority Facility Revenue Bonds
    Series 1992 Capital Appreciation Zero Coupon
    (FGIC Insured)                                            6.33     2010-11        9,700,000(f)    4,592,040
 State Transportation Authority Facility Revenue Bonds
    Series 1992 Zero Coupon (FGIC Insured)                    6.35        2012        5,000,000(f)    2,182,850
 Total                                                                                               38,443,391

 Massachusetts (2.5%)
 Bay Transportation Authority Refunding Revenue Bonds
    Series 1994A (MBIA Insured)                               6.00        2012        8,000,000       8,300,000
 Greater Lawrence Sanitary District North Andover
    General Obligation Bonds                                  8.50        2005        3,255,000       3,365,214
 Health & Educational Facilities Authority Revenue Bonds
    Berkshire Health Systems Series C                         5.90        2011        2,000,000       1,927,000
 Health & Educational Facilities Authority Revenue Bonds
    Berkshire Health Systems Series C                         6.00        2020        4,000,000       3,824,760
 Health & Educational Facilities Authority Revenue Bonds
    Beverly Hospital Inverse Floater (MBIA Insured)           7.17        2020        8,000,000(d)    7,630,000
 Health & Educational Facilities Authority Revenue Bonds
    Charlton Memorial Hospital Series B                       7.25        2013        6,455,000       7,020,845
 Industrial Finance Agency Pollution Control
    Refunding Revenue Bonds Eastern Edison Series 1993        5.875       2008        4,250,000       4,181,023
 Industrial Finance Agency Resource Recovery
    Revenue Bonds SEMASS Series 1991A                         9.00        2015       18,885,000      21,180,661
 Industrial Finance Agency Resource Recovery
    Revenue Bonds SEMASS Series 1991B A.M.T.                  9.25        2015       25,000,000      28,039,250
 Municipal Wholesale Electric Power Supply System
    Revenue Bonds Series 1992B                                6.75        2017       10,130,000      11,258,178
 Municipal Wholesale Electric Power Supply System
    Revenue Bonds Series 1993A Inverse Floater
    (AMBAC Insured)                                           7.07        2018        6,500,000(d)    5,768,750
 State Health & Educational Facilities Authority
    Revenue Bonds Holyoke Hospital
    Series 1994B                                              6.50        2015          500,000         501,355
 Water Resources Authority General
    Refunding Revenue Bonds Series 1992B                      5.50        2015       22,175,000      21,647,457
 Water Resources Authority General Revenue Bonds
    Series 1992A                                              6.50        2019        3,500,000       3,934,805
 Water Resources Authority General Revenue Bonds
    Series 1993B-95B (MBIA Insured)                           5.00     2022-25       19,000,000      17,167,550
 Total                                                                                              145,746,848

 Michigan (3.8%)
 Crawford County Economic Development Corporation
    Environmental Improvement Revenue Bonds
    Weyerhaeuser Series 1991A                                 7.125       2007       10,800,000      12,114,576
 Detroit Unlimited Tax General Obligation Bonds
    Series 1993                                               6.35        2014        5,930,000       6,109,916
 Detroit Unlimited Tax General Obligation Bonds
    Series 1995A                                              6.80        2015        1,375,000       1,558,356
 Lincoln Consolidated School District Unlimited Tax
    General Obligation Refunding Bonds (FGIC Insured)         5.85        2018        6,455,000       6,512,643
 Midland County Economic Development Corporation
    Pollution Control Limited Obligation
    Refunding Revenue Bonds Midland Cogeneration
    Series 1990B A.M.T.                                       9.50        2009       35,200,000      38,314,144
 Midland County Economic Development Corporation
    Pollution Control Limited Obligation
    Refunding Revenue Bonds Midland Cogeneration
    Series 1990C                                              8.50        2009       18,900,000      20,095,803
 Monroe County Pollution Control
    Revenue Bonds Detroit Edison A.M.T.                       7.75        2019       40,250,000(h)   43,370,180
 State Hospital Finance Authority Hospital
    Refunding Revenue Bonds Detroit Medical Center
    Series 1993A                                              6.50        2018       10,000,000      10,552,400
 State Hospital Finance Authority Hospital
    Refunding Revenue Bonds
    Sinai Hospital Greater Detroit Series 1995                6.625       2016        2,750,000       2,856,838
 State Hospital Finance Authority Hospital
    Refunding Revenue Bonds
    Sinai Hospital Greater Detroit Series 1995                6.70        2026        3,000,000       3,122,040
 State Hospital Finance Authority Hospital
    Revenue Bonds Central Michigan Community Hospital         6.25        2016        2,095,000       2,084,336
 State Hospital Finance Authority Hospital
    Revenue Bonds McLaren Obligated Group Series 1991A        7.50        2021        7,500,000       8,464,125
 State Job Development Authority Pollution Control
    Revenue Bonds Chrysler                                    5.70        1999        4,350,000       4,454,792
 Strategic Fund Limited Obligation Refunding Revenue Bonds
    Detroit Edison Series 1995AA (MBIA Insured)               6.40        2025       12,000,000      12,797,760
 Strategic Fund Limited Obligation Refunding Revenue Bonds
    Ford Motor Series 1991A                                   7.10        2006       16,400,000      18,809,816
 Strategic Fund Limited Obligation Refunding Revenue Bonds
    Great Lakes Pulp & Fibre Series 1994 A.M.T.              10.25        2016       35,000,000(e)   16,290,050
 Troy City Downtown Development Authority Revenue Bonds
    Oakland County Series 1995A                               6.375       2018        1,000,000       1,056,450
 Van Buren County Downtown Development Authority
    Tax Increment Revenue Bonds Series 1994                   8.40        2016        4,000,000       4,509,880
 Wayne County Special Airport Facilities
    Refunding Revenue Bonds Northwest Airlines Series 1995    6.75        2015       11,310,000      11,705,511
 Total                                                                                              224,779,616

 Minnesota (3.7%)
 Becker Solid Waste Disposal Facility Revenue Bonds
    Liberty Paper Series 1994B A.M.T.                         9.00        2015       18,000,000      18,789,300
 Bloomington Community Development
    Refunding Revenue Note 24th Avenue Motel                  8.50        2005        1,515,786(k)    1,523,364
 Bloomington Health Care Facility Revenue Bonds
    Friendship Village of Bloomington Series 1992             8.50        2002        3,680,000       3,958,981
 Brainerd Economic Development Authority
    Health Care Facility Revenue Bonds
    Benedictine Health System St. Joseph Medical Center
    Series 1990                                               8.375       2020        4,670,000       5,215,596
 Duluth Economic Development Authority
    Health Care Facility Revenue Bonds
    Benedictine Health System St. Mary's Medical Center
    Series 1990                                               8.375       2020        8,300,000       9,269,689
 Duluth Housing & Redevelopment Authority
    Lakeshore Lutheran Home
    1st Mortgage Revenue Bonds                                8.00        2000          140,000         140,226
 Duluth Housing & Redevelopment Authority
    Lakeshore Lutheran Home
    1st Mortgage Revenue Bonds                                8.25        2009          750,000         751,365
 Fergus Falls Health Care Facilities Revenue Bonds
    Series 1995                                               6.50        2025        1,530,000       1,566,934
 International Falls Solid Waste Disposal
    Revenue Bonds Boise Cascade
    Series 1990 A.M.T.                                        7.75        2015       10,000,000      10,465,500
 Mahtomedi Multi-family Housing Revenue Bonds
    Briarcliff Series 1996 A.M.T.                             7.35        2036        2,000,000       2,033,160
 Maplewood Elder Care Facility Revenue Bonds
    Care Institute Series 1994                                7.75        2024        8,000,000       8,231,040
 Maplewood Multi-family Housing Refunding Revenue Bonds
    Carefree Cottages Series 1995 A.M.T.                      7.20        2032        5,000,000       4,974,800
 Mille Lacs Capital Improvement Authority Infrastructure
    Revenue Bonds Series 1992A                                9.25        2012        4,590,000       5,145,757
 Richfield Multi-family Housing
    Refunding Revenue Bonds
    Village Shores Apartments Series 1996                     7.625       2031        5,000,000       5,057,200
 Robbinsdale Multi-family Housing
    Revenue Bonds
    Copperfield Hill Series A                                 7.35        2020        3,500,000       3,473,960
 St. Louis Park Health Care Facilities Revenue Bonds
    Healthsystem Minnesota Obligated Group Series 1993
    Inverse Floater (AMBAC Insured)                           4.475       2005        9,200,000(d)    8,613,500
 St. Louis Park Health Care Facilities Revenue Bonds
    Healthsystem Minnesota Obligated Group Series 1993
    Inverse Floater (AMBAC Insured)                           5.475       2013       18,000,000(d)   15,885,000
 St. Louis Park Health Care Park Nicollet
    Medical Center Facility Revenue Bonds Series 1990A        9.25        2020        6,000,000       6,800,520
 St. Louis Park Multi-family Housing Refunding Revenue Bonds
    Park Boulevard Towers Series 1996A                        7.00        2031       11,625,000      11,737,646
 St. Paul Housing & Redevelopment Authority
    Health Care Facility Revenue Bonds
    Lyngblomsten Care Center Series 1993A                     7.125       2017        4,705,000       4,838,314
 St. Paul Housing & Redevelopment Authority
    Health Care Facility Revenue Bonds
    Lyngblomsten Multi-family Rental Housing
    Series 1993B                                              7.00        2024        2,815,000       2,777,617
 St. Paul Port Authority Redevelopment Multi-family
    Refunding Revenue Bonds Burlington Apartments
    Series A (GNMA Insured)                                   5.75        2031       14,355,000      14,101,921
 St. Paul Port Authority Redevelopment Multi-family
    Subordinate Refunding Revenue Bonds
    Burlington Apartments Series A                            8.625       2031        3,770,000       3,763,063
 Southern Minnesota Municipal Power Agency
    Power Supply System Refunding Revenue Bonds
    Series 1992                                               5.75        2018       32,210,000      31,863,420
 Southern Minnesota Municipal Power Agency
    Power Supply System Revenue Bonds Series 1994A
    Zero Coupon (MBIA Insured)                                6.72        2021       13,500,000(f)    3,449,115
 Southern Minnesota Municipal Power Agency
    Power Supply System Revenue Bonds Series 1994A
    Zero Coupon (MBIA Insured)                                6.73        2022       17,500,000(f)    4,219,775
 Southern Minnesota Municipal Power Agency
    Power Supply System Revenue Bonds Series 1994A
    Zero Coupon (MBIA Insured)                                6.74        2023       27,500,000(f)    6,258,175
 Southern Minnesota Municipal Power Agency
    Power Supply System Revenue Bonds Series 1994A
    Zero Coupon (MBIA Insured)                                6.75     2024-27       87,410,000(f)   17,369,909
 Vadnais Heights Multi-family Housing
    Refunding Revenue Bonds Cottages of Vadnais Heights
    Series 1995 A.M.T.                                        7.00        2031        1,995,000       1,979,579
 Washington County Housing & Redevelopment Authority
    Woodbury Multi-family Housing Refunding Revenue Bonds
    Series 1996                                               6.95        2023        4,970,000       4,963,986
 Total                                                                                              219,218,412

 Mississippi (0.8%)
 Claiborne County Pollution Control Refunding Revenue Bonds
    System Energy Resources Series 1995                       7.30        2025        4,000,000       4,206,600
 Claiborne County Pollution Control Revenue Bonds
    Middle South Energy                                       9.50        2013        1,500,000       1,632,720
 Claiborne County Pollution Control Revenue Bonds
    Middle South Energy Series C                              9.875       2014       15,375,000      16,769,359
 Harrison County Waste Water Management District
    Refunding Bonds Series 1986                               5.00        2015        4,250,000       4,066,995
 Jackson Industrial Development Revenue Bonds Dorsey          8.00        2005          436,000         439,270
 Lowndes County Solid Waste Disposal Pollution Control
    Revenue Bonds Weyerhaeuser Series 1989 A.M.T.             7.875       2005       12,250,000      13,325,427
 Lowndes County Solid Waste Disposal Pollution Control
    Refunding Revenue Bonds Weyerhaeuser Series 1989          7.70        2022        4,000,000(i)    4,456,880
 Total                                                                                               44,897,251

 Missouri (0.7%)
 Regional Convention & Sports Complex Authority Bonds
    St. Louis Sponsor Series 1991B                            7.00        2021        5,810,000       6,511,848
 Regional Convention & Sports Complex Authority Bonds
    St. Louis Sponsor Series 1991C                            7.90        2021        2,700,000       3,125,655
 State Environment & Improvement Energy Resources
    Authority Pollution Control Revenue Bonds Chrysler        5.70        1999        9,250,000       9,372,285
 Sikeston Electric System Refunding Revenue Bonds
    Series 1992 (MBIA Insured)                                5.80        2002        4,165,000       4,370,918
 St. Louis Industrial Development Authority
    Refunding Revenue Bonds Kiel Center
    Multipurposes Arena Series 1992 A.M.T.                    7.875       2024       15,400,000      16,572,864
 Total                                                                                               39,953,570

 Nebraska (--%)
 Omaha Public Power District Electric System
    Revenue Bonds Series 1986A                                6.00        2015        1,370,000       1,417,429

 Nevada (0.7%)
 Clark County Collateralized Pollution Control Revenue Bonds
    Nevada Power A.M.T.                                       7.80        2009       11,850,000      12,514,785
 Clark County Industrial Development Revenue Bonds
    Nevada Power Series 1990 A.M.T.                           7.80        2020        5,000,000       5,328,400
 Las Vegas Redevelopment Agency Tax Increment
    Subordinate Lien Revenue Bonds Series 1994A               6.00        2010        2,000,000       1,957,520
 Las Vegas Redevelopment Agency Tax Increment
    Subordinate Lien Revenue Bonds Series 1994A               6.10        2014        2,750,000       2,692,938
 Las Vegas Special Improvement District 707
    Local Improvement Bonds
    Summerlin Area Series 1996                                7.10        2016        6,000,000       6,171,900
 Washoe County Hospital Revenue Bonds
    Washoe Medical Center Series 1989A                        7.60        2019        2,750,000       2,966,810
 Washoe County Hospital Revenue Bonds
    Washoe Medical Center Series 1993A                        6.00        2015        7,250,000       7,268,197
 Total                                                                                               38,900,550

 New Hampshire (2.6%)
 Business Financial Authority Pollution Control
    Refunding Revenue Bonds United Illuminating
    Series 1993A                                              5.875       2033       13,200,000      12,419,484
 Business Financial Authority Pollution Control &
    Solid Waste Disposal Refunding Revenue Bonds
    Crown Paper Company Series 1996                           7.75        2022        4,255,000       4,472,388
 Industrial Development Authority Pollution Control
    Revenue Bonds State Public Service Series 1991B           7.50        2021       51,485,000      52,758,739
 Industrial Development Authority Pollution Control
    Revenue Bonds State Public Service Series 1991C A.M.T.    7.65        2021       25,000,000      25,728,500
 Industrial Development Authority Pollution Control
    Revenue Bonds United Illuminating Series 1987A A.M.T.     9.375       2012       15,000,000      15,492,600
 Industrial Development Authority Pollution Control
    Revenue Bonds United Illuminating Series 1989A A.M.T.     8.00        2014        8,000,000       8,501,520
 State Higher Education & Health Facility Authority Hospital
    Revenue Bonds Hitchcock Clinic Series 1994
    (MBIA Insured)                                            6.00        2024       13,000,000      13,217,490
 State Turnpike System Refunding Revenue Bonds
    Series 1992                                               5.75        2020       20,615,000      20,406,376
 Total                                                                                              152,997,097

 New Jersey (0.3%)
 Economic Development Authority 1st Mortgage
    Gross Revenue Bonds Mega Care Union Hospital              8.625       2007        2,500,000       2,569,600
 Health Care Facility Finance Authority Revenue Bonds
    St. Peter Medical Center Series 1994F (MBIA Insured)      5.00        2016       10,000,000       9,191,500
 Health Care Facility Finance Authority Revenue Bonds
    Zurbrugg Memorial Hospital Series C                       8.50        2012        3,500,000       3,573,605
 Total                                                                                               15,334,705

 New Mexico (2.1%)
 Albuquerque Airport Revenue Bonds Series 1987B A.M.T.        8.75        2019       15,000,000      15,212,550
 Albuquerque Health Care System Revenue Bonds
    Lovelace Medical Fund                                    10.25        2011           55,000          55,780
 Bernalillo County Multi-family Housing Revenue Bonds
    Series 1997D                                              7.70        2027       10,050,000      10,110,401
 Cibola County Correctional Facility
    Certificate of Participation Series 1993                  8.50        2015       16,710,000      17,717,446
 Farmington Pollution Control Refunding Revenue Bonds
    Series 1996 A&B                                           6.30        2016       10,000,000      10,163,600
 Farmington Pollution Control Refunding Revenue Bonds
    State Public Service San Juan Series 1994A                6.40        2023       30,650,000      31,174,115
 Farmington Pollution Control Refunding Revenue Bonds
    Series 1997A                                              6.95        2020        4,000,000       4,116,400
 Farmington Power Refunding Revenue Bonds
    Generating Division                                       9.875       2013        5,000,000       6,645,550
 Las Vegas Hospital Facility Refunding Revenue Bonds
    Northeastern Regional Hospital Series 1987                9.625       2013        5,670,000       5,811,183
 Lordsberg Pollution Control Refunding Revenue Bonds
    Phelps Dodge                                              6.50        2013       20,000,000      21,159,600
 Total                                                                                              122,166,625

 New York (8.4%)
 Battery Park City Authority Refunding Revenue Bonds
    Series 1993A                                              5.50        2010        9,940,000       9,959,383
 Dormitory Authority New York State University Education
    Facility Pre-Refunded Revenue Bonds Series 1990A          7.70        2012       10,000,000      11,078,700
 Dormitory Authority New York State University Education
    Facility Revenue Bonds Series 1993A                       5.50        2013       24,530,000      23,919,448
 Dormitory Authority New York City University System
    Consolidated 2nd General Resource Revenue Bonds
    Series 1990C                                              5.00        2017       20,820,000      18,296,824
 Dormitory Authority New York City University System
    Consolidated 2nd General Resource Revenue Bonds
    Series 1990C                                              6.00        2016       39,465,000      39,462,632
 Dormitory Authority New York City University System
    Consolidated 2nd General Resource Revenue Bonds
    Series 1990D                                              7.00        2009        5,000,000       5,566,500
 Dormitory Authority New York City University System
    Consolidated 2nd General Resource Revenue Bonds
    Series 1994A                                              5.75        2018        5,500,000       5,479,705
 Dormitory Authority New York Court Facility Lease
    Revenue Bonds Series 1993A                                5.375       2016       11,000,000      10,215,700
 Metropolitan Transportation Authority Commuter Facility
    Revenue Bonds Series H                                    6.00        2014        6,150,000       6,168,450
 Metropolitan Transportation Authority Transit Facility
    Revenue Bonds Series G                                    6.00        2014        4,970,000       4,987,693
 Metropolitan Transportation Transit Facilities
    Service Contract Series 3                                 6.00        2019        6,395,000       6,363,601
 New York City General Obligation Bonds Series 1992B          7.40        2000       30,000,000      31,825,500
 New York City General Obligation Bonds Series 1994B          7.00        2016       16,500,000      17,892,105
 New York City General Obligation Bonds Series 1996F-G        5.75     2017-20       27,825,000      27,110,006
 New York City Industrial Development Agency
    Special Facility Revenue Bonds American Airlines
    Series 1990 A.M.T.                                        8.00        2020       16,130,000      17,055,862
 New York City Municipal Water Financial Authority
    Water & Sewer System Revenue Bonds Series 1994B
    Inverse Floater (MBIA Insured)                            6.12        2009       15,500,000(d)   14,821,875
 New York City Municipal Water Financial Authority
    Water & Sewer System Revenue Bonds Series A               6.25        2021       55,500,000      56,807,025
 New York City Municipal Water Financial Authority
    Water & Sewer System Revenue Bonds Series B               5.00        2017        6,255,000       5,756,727
 Port Authority Special Obligation Revenue Bonds
    KIAC A.M.T.                                               6.75        2019        3,500,000       3,670,695
 Port Authority Special Project Bonds La Guardia
    Airport Passenger Terminal Continental and
    Eastern Airlines A.M.T.                                   9.00        2006        2,645,000       2,950,021
 Port Authority Special Project Bonds La Guardia
    Airport Passenger Terminal Continental and
    Eastern Airlines Series 2 A.M.T.                          9.00        2010        8,800,000       9,814,816
 Port Authority Special Project Bonds La Guardia
    Airport Passenger Terminal Continental and
    Eastern Airlines Series 2 A.M.T.                          9.125       2015       17,500,000      19,758,900
 State Energy Research & Development Authority Electric
    Facility Revenue Bonds Consolidated Edison A.M.T.         7.125       2022       10,750,000      10,977,255
 State Energy Research & Development Authority Electric
    Facility Revenue Bonds Consolidated Edison A.M.T.         7.375       2024       23,000,000      23,794,420
 State Energy Research & Development Authority Electric
    Facility Revenue Bonds Consolidated Edison A.M.T.         7.50        2021        9,000,000       9,199,440
 State Energy Research & Development Authority Electric
    Facility Revenue Bonds Consolidated Edison
    Series 1990A A.M.T.                                       7.50        2025       30,975,000      32,759,160
 State Housing Finance Agency Service Contract Obligation
    Revenue Bonds Series 1995A                                6.50        2025       12,475,000      13,232,607
 State Housing Finance Agency State University Construction
    Refunding Bonds Series 1986A                              6.50        2013        3,500,000       3,866,695
 State Local Government Assistance Corporation
    Series 1991A                                              6.50        2020       11,000,000      11,710,820
 State Medical Facilities Finance Agency Mental Health Services
    Improvement Refunding Revenue Bonds Series 1993D          5.25        2023       15,000,000      13,431,000
 State Medical Facilities Finance Agency Mental Health Services
    Improvement Refunding Revenue Bonds Series 1993F          5.25        2019        5,790,000       5,240,239
 State Urban Development Correctional Facility
    Refunding Revenue Bonds Series A                          5.50        2016        2,750,000       2,617,725
 State Urban Development Correctional Facility
    Revenue Bonds Series 1993A                                5.25        2021       12,110,000      10,886,648
 State Urban Development Correctional Facility
    Revenue Bonds Series 6                                    5.375       2025        9,000,000       8,371,260
 Total                                                                                              495,049,437

 North Carolina (3.9%)
 Eastern Municipal Power Agency Power Supply System
    Refunding Revenue Bonds Series 1993B                      6.25        2012       24,655,000      24,875,169
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1986A                      4.00        2018        8,675,000       7,046,095
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1986A                      5.00        2017        6,500,000       6,084,239
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1988A                      6.00        2026        3,125,000       3,244,236
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1989A                      5.50        2011       37,800,000      36,363,978
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1989A                      6.50        2024       16,750,000      16,858,708
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1989A                      7.50        2010       29,160,000      34,162,004
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1991A                      5.75        2019       55,000,000      52,513,450
 Eastern Municipal Power Agency Power System
    Refunding Revenue Bonds Series 1994B                      7.25        2007        5,000,000       5,582,400
 Eastern Municipal Power Agency Power System
 Refunding Revenue Bonds Series B                             6.125       2009       10,000,000      10,347,600
 Eastern Municipal Power Agency Power System
    Revenue Bonds Series 1993D                                5.875       2013        2,300,000       2,256,185
 Municipal Power Agency #1 Catawba Electric
    Revenue Bonds Series 1988                                 7.00        2016        5,140,000       5,302,167
 Municipal Power Agency #1 Catawba Electric
    Revenue Bonds Series 1993
    Inverse Floater (MBIA Insured)                            6.97        2012        7,400,000(d)    7,187,250
 Municipal Power Agency #1 Catawba Electric
    Revenue Bonds Series 1993
    Inverse Floater (MBIA Insured)                            7.17        2020       15,000,000(d)   13,875,000
 Offiss Incorporation Recreational Facilities
    Gross Revenue Bonds Smoky Mountain Golf Course
    Series 1994-96 Zero Coupon                                8.38        1997      8,295,000(e,g)    7,702,986
 Total                                                                                              233,401,467

 North Dakota (0.5%)
 Fargo Hospital Refunding Revenue & Improvement Bonds
    Dakota Hospital Series 1992                               6.875       2012       3,000,000        3,346,650
 Fargo Hospital Refunding Revenue & Improvement Bonds
    Dakota Hospital Series 1992                               7.00        2022       4,250,000        4,766,333
 General Obligation Bonds Real Estate Series 1986A            6.00        2013       8,585,000        8,633,334
 Ward County Health Care Facilities
    Refunding Revenue Bonds Series 1996B                      6.25        2021       4,000,000        4,014,200
 Ward County Health Care Facilities
    Refunding Revenue Bonds Trinity Group Series 1996A        6.25        2026       6,110,000        6,131,690
 Total                                                                                               26,892,207

 Ohio (2.8%)
 Air Quality Development Authority Pollution Control
    Refunding Revenue Bonds Ohio Edison Series A              5.95        2029      13,300,000       13,123,509
 Air Quality Development Authority Pollution Control
    Revenue Bonds Ohio Edison Series 1989A                    7.625       2023       6,750,000        7,102,215
 Bellefontaine Hospital Facilities Refunding Revenue Bonds
    Mary Rutan Health Association Series 1993                 6.00        2013       5,330,000        5,214,392
 Butler County Hospital Facilities
    Refunding Revenue & Improvement Bonds
    Fort Hamilton-Hughes Memorial Center Series 1991          7.50        2010       9,800,000       10,455,620
 Carroll Water & Sewer District Unlimited Tax
    General Obligation Bonds                                  6.25        2010       8,795,000        8,371,961
 Cleveland Parking Facilities Improvement
    Revenue Bonds Series 1992                                 8.10        2022      15,000,000       17,565,450
 Coshocton County Solid Waste Disposal
    Refunding Revenue Bonds Stone Container Series 1992       7.875       2013      17,500,000       18,488,050
 Cuyahoga County Health Care Facilities Lifecare
    Refunding Revenue Bonds Judson Retirement Community
    Series 1996A                                              7.25     2013-18       6,210,000        6,292,860
 Erie County Hospital Improvement and
    Refunding Revenue Bonds Firelands Community Hospital
    Series 1992                                               6.75        2015       6,540,000        7,010,291
 Lorain County Independent Living &
    Hospital Facilities Mortgage
    Refunding Revenue Bonds Elyria United Methodist
    Series 1996C                                              6.875       2022       3,100,000        3,158,652
 Marion County Health Care Facilities
    Refunding & Improvement Revenue Bonds
    United Church Homes Series 1993                           6.30        2015       1,800,000        1,812,816
 Marion County Health Care Facilities
    Refunding & Improvement Revenue Bonds
    United Church Homes Series 1993                           6.375       2010       2,000,000        2,040,880
 Montgomery County Health Facilities
    Refunding Revenue Bonds Friendship Village of Dayton
    Series 1990A                                              9.25        2016       9,025,000        9,467,225
 Water Development Authority Collateralized Pollution Control
    Refunding Revenue Bonds Cleveland Electric Series 1995    7.70        2025      13,000,000       14,156,870
 Water Development Authority Collateralized Pollution Control
    Revenue Bonds Cleveland Electric Series 1989 A.M.T.       8.00        2023      10,000,000       10,275,800
 Water Development Authority Collateralized Pollution Control
    Revenue Bonds Toledo Edison Series 1989 A.M.T.            8.00        2023       8,500,000        8,874,255
 Water Development Authority Pollution Control
    Revenue Bonds Ohio Edison A.M.T.                          8.10        2023       10,000,000      10,591,800
 Water Development Authority Pollution Control
    Refunding Revenue Bonds Toledo Edison
    Series 1994A A.M.T.                                       8.00        2023       10,000,000      10,866,900
 Total                                                                                              164,869,546

 Oklahoma (1.0%)
 Grand River Dam Authority Refunding Revenue Bonds
    Series 1987                                               5.00        2012       10,105,000       9,663,007
 Hinton Economic Development Authority
    Certificate of Participation Series 1994                  8.75        2015       12,100,000      12,852,257
 Hinton Economic Development Authority
    Certificate of Participation Dominion Leasing
    Series 1990A                                              9.75        2015       19,090,000      21,073,451
 Jackson County Hospital Authority
    Refunding Revenue Bonds
    Jackson County Memorial Hospital Series 1994              7.30        2015        6,580,000       6,725,747
 Midwest City Memorial Hospital Authority Hospital
    Revenue Bonds Series 1992                                 7.375       2022        7,815,000       8,823,213
 Stillwater Medical Center Authority
    Hospital Revenue Bonds Series 1997B                       6.50        2019        1,750,000       1,755,705
 Total                                                                                               60,893,380

 Oregon (0.6%)
 State Health Housing Educational &
    Cultural Facilities Authority Revenue Bonds
    Oregon Baptist Retirement Homes-Weidler
    Retirement Center Series 1995                             8.00        2026        7,720,000       7,625,739
 Western Generation Agency Revenue Bonds
    Wauna Cogeneration Series 1994A                           7.125       2021       19,200,000      20,013,504
 Western Generation Agency Revenue Bonds
    Wauna Cogeneration Series 1994B A.M.T.                    7.40        2016        9,000,000       9,470,340
 Total                                                                                               37,109,583

 Pennsylvania (4.3%)
 Allegheny County Industrial Development Authority
    Environment Improvement Revenue Bonds
    USX Corporation Series 1994A                              6.70        2020        6,000,000       6,305,880
 Beaver County Industrial Development Authority
    Collateralized Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995               7.625       2025        7,500,000       8,149,500
 Beaver County Industrial Development Authority
    Collateralized Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995A              7.75        2025       21,150,000      23,163,057
 Beaver County Industrial Development Authority
    Collateralized Pollution Control Refunding Revenue Bonds
    Toledo Edison Series 1995A                                7.75        2020       14,000,000      15,390,760
 Beaver County Industrial Development Authority
    Pollution Control Revenue Bonds
    Toledo Edison-Beaver Valley Series 1995                   7.625       2020       11,700,000      12,713,220
 Beaver County Industrial Development Authority
    Pollution Control Revenue Bonds Ohio Edison               7.75        2024       34,650,000      36,380,767
 Butler County Industrial Development Authority Health Care
    Refunding Revenue Bonds Pittsburgh Lifetime Care
    Community Sherwood Oaks Series 1993                       5.75     2011-16        5,000,000       4,959,520
 Convention Center Authority Refunding Revenue Bonds
    Philadelphia Series 1994A                                 6.75        2019        5,300,000       5,663,845
 Delaware County Authority 1st Mortgage Revenue Bonds
    Riddle Village Series 1996                                7.00        2026       10,000,000      10,005,200
 Delaware County Authority 1st Mortgage Revenue Bonds
    Whitehorse Village Continuing Care Series 1989            9.70     2009-19       11,000,000      12,430,550
 Delaware County Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Philadelphia Electric Series A                            7.375       2021          900,000         970,875
 Fayette County Hospital Authority Hospital
    Refunding Revenue Bonds Uniontown Hospital
    Series 1987                                               7.625       2015        9,000,000       9,208,440
 Montgomery County Higher Education & Health Authority
    Retirement Community Revenue Bonds G.D.L. Farms
    Series A                                                  9.50        2020        3,000,000       3,406,110
 Philadelphia Airport Revenue Bonds
    Philadelphia Airport System Series 1985                   8.875       2005        1,680,000       1,724,100
 Philadelphia Airport Revenue Bonds
    Philadelphia Airport System Series 1985                   9.00        2015        5,750,000       5,901,225
 Philadelphia Gas Works Revenue Bonds Series 13               7.70        2021        4,150,000       4,695,103
 Philadelphia Hospital & Higher Education Facility
    Authority Hospital Revenue Bonds
    Albert Einstein Medical Center                            7.625       2011       15,545,000      16,352,252
 Philadelphia Municipal Authority Lease
    Refunding Revenue Bonds Series 1993D                      6.25        2013        2,500,000       2,523,525
 Philadelphia Municipal Authority Lease
    Refunding Revenue Bonds Series 1993D                      6.30        2017        1,550,000       1,564,554
 Philadelphia Water & Sewer Revenue Bonds 16th Series         7.00        2018       14,000,000      15,282,540
 Philadelphia Water & Sewer Revenue Bonds 16th Series         7.50        2010       13,200,000      14,876,004
 Philadelphia Water & Wastewater Revenue Bonds
    Series 1993 (CGIC Insured)                                5.50        2015       11,000,000      10,814,540
 State Department of General Services Certificate of
    Participation Series 1994A  (AMBAC Insured)               5.00        2015       25,000,000      23,306,750
 Wilkins Industrial Development Authority Revenue Bonds
    Retirement Community Longwood at Oakmont
    Series 1991A                                             10.00        2021        8,495,000       9,958,909
 Total                                                                                              255,747,226

 Puerto Rico (0.8%)
 Electric Power Agency Revenue Bonds Series N-O               6.00        2010       45,305,000      45,929,756

 South Carolina (0.9%)
 Cherokee County Spring City Knitting Cluett Peabody          7.40        2009        5,200,000       5,616,468
 Piedmont Municipal Power Agency Electric
    Refunding Revenue Bonds Series 1986B                      5.75        2024        7,550,000       7,271,178
 Public Service Authority Electric System Expansion
    Revenue Bonds Santee Cooper Series 1991D                  6.625       2031       14,975,000      16,551,568
 Public Service Authority Electric System Revenue Bonds
    Santee Cooper Series 1991B                                6.00        2031        8,000,000       7,953,440
 Public Service Authority Electric System Revenue Bonds
    Santee Cooper Series 1993A Inverse Floater
    (MBIA Insured)                                            6.94        2013       17,700,000(d)   17,058,375
 Total                                                                                               54,451,029

 South Dakota (0.5%)
 Heartland Consumers Power District Electric System
    Refunding Revenue Bonds Series 1986                       6.00        2010       10,205,000      10,728,925
 Souix Falls Multi-family Housing Revenue Bonds
    Series 1996A                                              7.50        2034       12,200,000      12,286,742
 State Lease Revenue Trust Certificates Series 1993
    (CGIC Insured)                                            6.70        2017        7,260,000       8,315,313
 Total                                                                                               31,330,980

 Tennessee (0.4%)
 Nashville & Davidson County Health & Education Facility
    1st Mortgage Revenue Bonds
    Blakeford at Green Hills CCRC                             9.25        2024       12,230,000      13,395,519
 Knox County Health Education & Housing Facility Hospital
    Revenue Bonds Baptist Health System East Tennessee
    Series 1989                                               8.60        2016       10,000,000      10,925,400
 Total                                                                                               24,320,919

 Texas (7.0%)
 Alliance Airport Authority Special Facility Revenue Bonds
    American Airlines Series 1990 A.M.T.                      7.50        2029       37,400,000      40,050,912
 Austin Combined Utility Systems Refunding Revenue Bonds
    Series 1985                                              10.75     2010-15       12,000,000      14,051,640
 Austin Combined Utility Systems Refunding Revenue Bonds
    Series 1986                                               5.00        2013       20,000,000      18,537,400
 Board of Regents of the University System General
    Refunding Revenue Bonds Series 1986                       6.50        2007        2,565,000       2,615,659
 Brazos River Authority Collateralized Pollution Control
    Revenue Bonds Texas Utility Electric
    Series 1989A A.M.T.                                       8.25        2019       14,000,000      14,917,980
 Brazos River Authority Collateralized Pollution Control
    Revenue Bonds Texas Utility Electric
    Series 1990A A.M.T.                                       8.125       2020       13,205,000      14,362,550
 Brazos River Authority Collateralized Pollution Control
    Revenue Bonds Texas Utility Electric
    Series 1991A A.M.T.                                       7.875       2021       24,450,000      26,725,317
 Brazos River Authority Collateralized
    Refunding Revenue Bonds Houston Lighting & Power
    Series 1989A                                              7.625       2019       26,300,000      28,062,100
 Brownsville Utility System Priority Revenue Bonds
    Series 1990 (AMBAC Insured)                               6.50        2017       10,015,000      10,803,080
 Clay Road Municipal Utility District Tax
    Refunding Bonds Series 1996                               6.25        2015        2,000,000       1,978,320
 Colony Municipal Utility District #1 Denton County
    Series 1980                                               9.25        2007        1,000,000       1,337,840
 Dallas & Fort Worth International Airport Special Facility
    Revenue Bonds American Airlines Series 1990 A.M.T.        7.50        2025       26,200,000      28,026,402
 Dallas & Fort Worth International Airport Special Facility
    Revenue Bonds Delta Air Lines Series 1991 A.M.T.          7.125       2026       13,500,000      14,155,560
 Denison Hospital Authority Hospital Revenue Bonds
    Texoma Medical Center Series 1994                         7.10        2024        3,950,000       4,187,000
 Fort Bend County Municipal Utility District #23
    Unlimited Tax Bonds                                       6.625       2016        3,085,000       3,049,893
 Harris County Health Facilities Development Hospital
    Refunding Revenue Bonds Memorial Hospital Series 1985     6.00        2004        6,460,000       6,460,775
    Harris County Health Facilities Hospital Revenue Bonds
    Memorial Hospital Series 1992                             7.125       2015       16,000,000      18,252,160
 Harris County Industrial Development Marine Terminal
    Refunding Revenue Bonds GATX Terminal Series 1992         6.95        2022       15,000,000      15,820,050
 Hidalgo County Health Services Corporation
    Hospital Revenue Bonds Mission Hospital
    Series 1996                                               6.875       2026        7,880,000       8,014,984
 Interstate Municipal Utility District
    Unlimited Tax Bonds Harris County Series 1996             6.75        2021        3,020,000       3,038,120
 Karnes County Public Facility Lease Revenue Bonds            9.20        2015       15,990,000      16,548,051
 Kings Manor Municipal Utility District
    Waterworks & Sewer Systems Combination
    Unlimited Tax & Revenue Bonds Series 1995                 6.875       2018        2,470,000       2,517,054
 Matagorda County Navigation District #1
    Collateral Pollution Control Revenue Bonds
    Central Power & Light Series 1986A
    (AMBAC Insured) A.M.T.                                    7.50        2020        6,500,000       7,006,610
 Midland County Hospital District Revenue Bonds Series 1992   7.50        2016        3,025,000       3,234,784
 Mills Road Municipal Utility District Harris County
    Unlimited Tax Refunding Bonds Series 1993                 6.50        2014        2,690,000       2,701,163
 Mount Houston Road Municipal Utility District
    Waterworks & Sewer System Combined Unlimited
    Tax & Refunding Revenue Bonds Series 1996                 6.375       2010        2,195,000       2,159,990
 Municipal Power Agency Refunding Revenue Bonds
    (MBIA Insured)                                            5.25        2009        8,000,000       8,078,640
 Municipal Power Agency Revenue Bonds                         5.50        2013        7,410,000       7,230,604
 Municipal Power Agency Revenue Bonds (BIG Insured)           6.25        2010       13,940,000      14,303,973
 Plano Collin & Denton County General Obligation Bonds
    Limited Tax Series 1986                                   6.00        2006        1,600,000       1,608,672
 Rio Grande City Consolidated Independent School District
    Public Facilities Lease Revenue Bonds Series 1995         6.75        2010        4,000,000       4,140,360
 Sabine River Authority Collateralized Pollution Control
    Revenue Bonds Texas Utilities Electric Series 1990A A.M.T.8.125       2020       30,500,000      33,173,630
 San Antonio Electric & Gas System
    Refunding Revenue Bonds Series 1989B                      5.00        2016       11,000,000      10,168,950
 San Antonio Electric & Gas System
    Revenue Bonds Series 1987                                 5.00        2014        8,680,000       8,066,324
 West Side Calhoun County Navigation District
    Solid Waste Disposal Revenue Bonds
    Union Carbide Chemical & Plastics Series 1991 A.M.T.      8.20        2021       17,550,000      19,508,756
 Total                                                                                              414,895,303

 Utah (1.8%)
 Association Municipal Power System Hunter Series A
    (AMBAC Insured)                                           5.50        2012        4,000,000       3,999,600
 Carbon County Solid Waste Disposal
    Refunding Revenue Bonds Sunnyside
    Cogeneration Associates Series 1991 A.M.T.                9.25        2018       25,350,000(e)   13,942,500
 Housing Finance Agency Single Family Mortgage
    Senior Bonds Series 1991C  (FGIC Insured)                 7.30        2011          950,000       1,001,766
 Housing Finance Agency Single Family Mortgage
    Senior Bonds Series 1991C  (FGIC Insured)                 7.35        2016          755,000         795,279
 Hurricane Health Facilities Development Revenue Bonds
    Mission Health Services Series 1990                      10.50        2020        7,705,000       8,579,209
 Intermountain Power Agency Power Supply
    Refunding Revenue Bonds Series F (AMBAC Insured)          5.00        2013        5,000,000       4,724,900
 Intermountain Power Agency Power Supply
    Refunding Revenue Bonds Series 1993B Inverse Floater      6.71        2011        7,600,000(d)    7,343,500
 Intermountain Power Agency Power Supply
    Refunding Revenue Bonds Series 1996C  (MBIA Insured)      5.70        2017       46,000,000      45,942,960
 Intermountain Power Agency Power Supply
    Revenue Bonds Series 1987A  (MBIA Insured)                5.00        2012        8,000,000       7,616,720
 Intermountain Power Agency Power Supply
    Revenue Bonds Series 1989A-B                              6.00        2023       13,665,000      13,764,894
 Total                                                                                              107,711,328

 Virginia (0.5%)
 Fairfax County Redevelopment & Housing Authority
    Multi-family Housing Revenue Bonds
    Burkeshire Commons Series 1996                            7.60        2036       13,290,000      13,368,145
 Hopewell City Industrial Development Authority
    Pollution Control Refunding Revenue Bonds
    Stone Container Series 1992                               8.25        2010        3,170,000       3,392,502
 Housing Development Authority Commonwealth
    Mortgage Bonds Series 1992A                               7.15        2033       15,000,000      15,566,400
 Total                                                                                               32,327,047

 Washington (3.5%)
 King County Housing Authority Pooled Housing
    Refunding Revenue Bonds Series 1995A                      7.20        2026        4,000,000       4,046,800
 Longview Industrial Development Corporation Solid Waste
    Revenue Bonds Weyerhauser Series 1991 A.M.T.              7.45        2013       20,000,000      21,504,600
 Public Power Supply System Nuclear Project #1
    Refunding Revenue Bonds Series A                          6.50        2015       21,000,000      21,892,290
 Public Power Supply System Nuclear Project #1
    Refunding Revenue Bonds Bonneville Power Administration
    Series 1993A Inverse Floater (FSA Insured)                7.47        2011       25,000,000(d)   25,750,000
 Public Power Supply System Nuclear Project #1
    Revenue Bonds Series 1989                                 6.00        2017       28,070,000      28,073,649
 Public Power Supply System Nuclear Project #1
    Revenue Bonds Series 1990A                                6.00        2017       38,875,000      38,883,164
 Public Power Supply System Nuclear Project #2
    Revenue Bonds Series 1994A                                5.375       2011       10,000,000       9,687,600
 Public Power Supply System Nuclear Project #3
    Revenue Bonds Series 1989B                                5.50     2017-18       27,550,000      26,116,404
 Snohomish County Public Utility District #1
    Generation System Revenue Bonds Series 1986A              5.00        2020       17,750,000      16,718,725
 State General Obligation
    Refunding Revenue Bonds
    Series 1997A Zero Coupon                                  5.95        2019       16,260,000(f)    4,530,849
 State Housing Finance Commission
    Refunding Revenue Bonds Horizon House
    Series 1995A (Asset Guaranty Insured)                     6.00        2017        3,700,000       3,772,372
 State Housing Finance Commission
    Refunding Revenue Bonds Horizon House
    Series 1995A (Asset Guaranty Insured)                     6.125       2027        3,850,000       3,923,304
 Total                                                                                              204,899,757

 West Virginia (1.4%)
 Kanawha County Pollution Control
    Revenue Bonds Union Carbide Series 1984                   7.35        2004        3,000,000       3,392,730
 Marion County Solid Waste Disposal Facility
    Revenue Bonds American Power Paper Recycling
    Series 1993 A.M.T.                                        7.75        2011       20,000,000(e)    8,953,800
 Marion County Solid Waste Disposal Facility
    Revenue Bonds American Power Paper Recycling
    Series 1994 A.M.T.                                        8.25        2011       10,000,000(e)    4,476,700
 Marion County Solid Waste Disposal Facility
    Revenue Bonds American Power Paper Recycling
    Series 1995 A.M.T.                                        9.00        2011        5,000,000(e)    2,238,150
 Marion County Solid Waste Disposal Facility
    Revenue Bonds American Power Paper Recycling
    Series 1995B A.M.T.                                       9.25        2011        5,000,000(e)    2,238,200
 Mason County Pollution Control Refunding Revenue Bonds
    Appalachian Power Series 1992J                            6.60        2022       25,000,000      25,962,500
 Pea Ridge Public Service District Sewer
    Refunding Revenue Bonds Series 1990                       9.25        2020        2,575,000       2,678,438
 Putnam County Pollution Control Revenue Bonds
    Appalachian Power Series C                                6.60        2019       10,600,000      10,983,614
 School Building Authority Capital Improvement
    Revenue Bonds Series 1991A                                6.00        2021       20,785,000      20,993,058
 South Charleston Pollution Control Refunding
    Revenue Bonds Union Carbide Series 1985                   7.625       2005        3,000,000       3,450,240
 Total                                                                                               85,367,430

 Wisconsin (0.6%)
 Health & Education Facilities Authority
    Revenue Bonds St. Clare Hospital                          7.00        2022       12,115,000      12,936,761
 Health Facilities Authority Refunding Revenue Bonds
    Villa Clement Series 1986                                 8.75        2012        4,365,000       4,374,690
 Madison Industrial Development
    Refunding Revenue Bonds Madison Gas & Electric
    Series 1992B                                              6.70        2027       19,300,000      20,605,838
 Total                                                                                               37,917,289

 Wyoming (0.2%)
 Green River & Rock Springs Sweetwater County
    Joint Powers Water Board Revenue Bonds
    Series 1988A                                              8.50        2007        2,500,000       2,635,175
 Natrona County Hospital Revenue Bonds
    Wyoming Medical Center                                    8.125       2010        6,500,000       6,991,530
 State Farm Loan Board Capital Facilities
    Revenue Bonds Series 1994                                 6.10        2024        5,000,000       5,092,050
 Total                                                                                               14,718,755

 Total municipal bonds
 (Cost: $5,230,133,895)                                                                          $5,601,698,227



See accompanying notes to investments in securities.


Short-term securities (3.4%)

Issuer (c,i,j)                                 Effective                      Amount                   Value(a)
                                                   yield                  payable at
                                                                            maturity
 Municipal notes
 Burke County Development Authority Pollution Control
      Revenue Bonds Georgia Power Vogtle 4th Series
      07-01-24                                       4.15%               $ 8,600,000                $ 8,600,000
 Burke County Pollution Control Revenue Bonds
      Georgia Power Series 1994
      07-01-24                                       4.15                 16,500,000                 16,500,000
 Columbia Industrial Development Authority
      Pollution Control Revenue Bonds Alabama Power Series C V.R.
      10-01-22                                       4.15                    800,000                    800,000
 Dade County Industrial Development Authority
      Facilities Revenue Bonds Florida Power & Light
      06-01-21                                       4.10                  3,500,000                  3,500,000
 Development Authority of Monroe County Georgia Power
      2nd Series
      07-01-25                                       4.15                  2,600,000                  2,600,000
 Development Authority of Monroe County Gulf Power
      2nd Series
      09-01-24                                       4.15                  2,250,000                  2,250,000
 Emery County Pollution Control Refunding
      Revenue Bonds Pacificorp Series 1994
      11-01-24                                       4.10                  2,900,000                  2,900,000
 Jackson County Port Facility Chevron V.R.
      06-01-23                                       4.05                 24,800,000                 24,800,000
 Lincoln County Pollution Control Revenue Bonds
      Exxon
      08-01-15                                       4.05                  7,500,000                  7,500,000
 Louisiana Offshore Term Authority Deepwater
      Port Revenue Bonds Loop V.R.
      09-01-08                                       4.05                  6,000,000                  6,000,000
 Maricopa County Industrial Development Authority
      Hospital Facilities Revenue Bonds
      Samaritan Health Services Hospital Series B2
      12-01-08                                       4.00                 10,835,000                 10,835,000
 Maricopa County Pollution Control Revenue Bonds
      Arizona Public Service Company Morgan Guaranty V.R.
      05-01-29                                       4.05                 15,400,000                 15,400,000
 Michigan State Strategic Fund Consumer Power Company
      Series 1988A V.R.                              4.10                  2,900,000                  2,900,000
 Missouri State Health & Education Washington University
      Series A
      09-01-30                                       4.15                  1,500,000                  1,500,000
 Missouri State Health & Education Washington University
      Series B V.R.
      09-01-30                                       4.15                  4,500,000                  4,500,000
 New York City General Obligation Bonds
      Series 1995 B
      08-15-23                                       4.05                  5,100,000                  5,100,000
 New York City General Obligation Bonds Series A-10 V.R.
      08-12-06                                       4.20                  2,000,000                  2,000,000
 New York City General Obligation Bonds V.R.
      08-12-06                                       4.05                  2,500,000                  2,500,000
 New York City General Obligation SubSeries B-2
      08-15-20                                       4.20                  2,000,000                  2,000,000
 New York City General Obligation SubSeries B-3 V.R.D.N.
      08-15-04                                       4.05                  2,300,000                  2,300,000
 New York City Municipal Water & Sewer System
      Revenue Bonds
      06-15-22                                       4.05                  3,800,000                  3,800,000
 New York City Municipal Water & Sewer System
      Revenue Bonds
      06-15-25                                       4.20                  7,550,000                  7,550,000
 New York City Municipal Water Financial Authority
      Series 1994C
      06-15-23                                       4.05                 14,050,000                 14,050,000
 Ohio State Air Quality Development Authority
      Revenue Bonds Series 1995B V.R. Cincinnati Gas & Electric
      12-01-15                                       4.20                 13,300,000                 13,300,000
 Ohio State Air Quality Development Authority
      Revenue Bonds Series A Cincinnati Gas & Electric
      03-01-02                                       4.10                  6,000,000                  6,000,000
 Peninsula Port Authority Shell Oil V.R.
      12-01-05                                       4.00                  4,800,000                  4,800,000
 Perry County Pollution Control Revenue Bonds Leaf River V.R.
      03-01-02                                       4.00                 15,585,000                 15,585,000
 Putnam County Development Authority Pollution Control
      Revenue Georgia Power Company Branch
      04-01-32                                       4.15                  4,900,000                  4,900,000
 Sabine River Authority Pollution Control Revenue
      Series A Texas Utilities
      03-01-26                                       4.15                  4,150,000                  4,150,000
 Regents of the University Hospital Refunding Revenue Bonds
      Series 1995A
      12-01-27                                       4.15                  2,600,000                  2,600,000


 Total short-term securities
 (Cost: $,201,220,000)                                                                            $ 201,220,000


 Total investments in securities
 (Cost: $5,431,353,895) (l)                                                                      $5,802,918,227



See accompanying notes to investments in securities.


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                     (Unaudited)

Rating                                      05-31-97           11-30-96
AAA                                            26%                25%
AA                                              5                  6
A                                              16                 16
BBB                                            31                 33
BB and below                                   22                 20
Non-rated                                      --                 --
Total                                         100%               100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC       --    American Municipal Bond Association Corporation
CGIC        --    Capital Guaranty Insurance Company
FGIC        --    Financial Guarantee Insurance Corporation
FHA         --    Federal Housing Authority
FSA         --    Financial Security Assurance
GNMA        --    Government National Mortgage Association
MBIA        --    Municipal Bond Investors Assurance

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 1997. Inverse floaters in the aggregate represent 5.4% of the Portfolio's net assets as of May 31, 1997.

(e) Non-income producing. Items identified are in default as to payment of interest and/or principal.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                Notional amount
Sales contracts
Municipal Bonds June 1997                       $150,000,000

(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 1997.

(j) The Portfolio is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. The following abbreviations are used in the portfolio descriptions:

V.R.        --    Variable Rate
V.R.D.N.    --    Variable Rate Demand Note
A.M.T. -- Alternative Minimum Tax -- As of May 31, 1997, the value of securities subject to alternative minimum tax represented 19.0% of net assets.

(k) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at May 31, 1997, is as follows:

Security                                           Acquisition       Purchase
                                                         date            cost
Bloomington Community Development
   Refunding Revenue Note 24th Avenue Motel          03-31-88      $1,721,000

(l) At May 31, 1997, the cost of securities for federal income tax purposes was approximately $5,431,343,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.........................................$458,640,000
Unrealized depreciation..........................................(87,065,000)
Net unrealized appreciation.....................................$371,575,000

           Board members and officers of the Fund

President and interested
board member

      William R. Pearce
      Chairman of the board, Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent
board members

      H. Brewster Atwater, Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.

      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.

      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.

      Anne P. Jones
      Attorney and telecommunications consultant.

      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

      Alan K. Simpson
      Former United States senator for Wyoming.

      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.

      Wheelock Whitney
      Chairman, Whitney Management Company.

      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board
members who are
officers and/or
employees of AEFC

      William H. Dudley
      Senior advisor to the chief executive officer, AEFC.

      David R. Hubers
      President and chief executive officer, AEFC.

      John R. Thomas
      Senior vice president, AEFC.

Officers who also
are officers and/or
employees of AEFC

      Peter J. Anderson
      Senior vice  president,  AEFC.  Vice president - Investments for the Fund.

      Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

      Leslie L. Ogg
      President, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

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Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

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AMERICAN EXPRESS FINANCIAL ADVISORS

IDS High Yield Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010